Document and Entity Information Document	6 Months Ended
Jun. 30, 2013
Entity Information [Line Items]
Entity Registrant Name	Eaton Corp plc
Trading Symbol	ETN
Entity Central Index Key	0001551182
Document Type	8-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Net sales	$ 5,602	$ 4,068	$ 10,912	$ 8,028
Cost of products sold	3,870	2,815	7,605	5,569
Selling and administrative expense	960	690	1,918	1,392
Research and development expense	161	106	313	211
Interest expense - net	71	30	146	58
Other expense (income) - net	6	8	(4)	11
Income before income taxes	534	419	934	787
Income tax expense	37	37	57	94
Net income	497	382	877	693
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	$ 494	$ 382	$ 872	$ 693
Net income per ordinary share
Diluted	$ 1.04	$ 1.12	$ 1.83	$ 2.04
Basic	$ 1.04	$ 1.13	$ 1.84	$ 2.06
Weighted-average number of ordinary shares outstanding
Diluted	476.3	339.5	475.7	339.6
Basic	473.4	337	472.6	336.2
Cash dividends declared per ordinary share	$ 0.42	$ 0.38	$ 0.84	$ 0.76

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net income	$ 497	$ 382	$ 877	$ 693
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	494	382	872	693
Other comprehensive (loss) income, net of tax
Currency translation and related hedging instruments	(109)	(271)	(390)	(99)
Pensions and other postretirement benefits	36	33	89	71
Cash flow hedges	1	(4)	(5)	12
Other comprehensive loss attributable to Eaton ordinary shareholders	(72)	(242)	(306)	(16)
Total comprehensive income attributable to Eaton ordinary shareholders	$ 422	$ 140	$ 566	$ 677

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets
Cash	$ 628	$ 577
Short-term investments	368	527
Accounts receivable - net	3,820	3,510
Inventory	2,405	2,339
Deferred income taxes	448	442
Prepaid expenses and other current assets	560	429
Total current assets	8,229	7,824
Property, plant and equipment - net	3,749	3,823
Other noncurrent assets
Goodwill	14,049	14,211
Other intangible assets	7,186	7,468
Deferred income taxes	1,169	1,254
Other assets	875	1,704
Total assets	35,257	36,284
Current liabilities
Short-term debt	115	757
Current portion of long-term debt	575	314
Accounts payable	2,045	1,879
Accrued compensation	368	463
Other current liabilities	1,878	2,057
Total current liabilities	4,981	5,470
Noncurrent liabilities
Long-term debt	9,069	9,762
Pension liabilities	1,805	2,004
Other postretirement benefits liabilities	736	740
Deferred income taxes	2,301	2,341
Other noncurrent liabilities	934	812
Total noncurrent liabilities	14,845	15,659
Shareholders' equity
Eaton shareholders' equity	15,388	15,113
Noncontrolling interests	43	42
Total equity	15,431	15,155
Total liabilities and equity	$ 35,257	$ 36,284

Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating activities
Net income	$ 877	$ 693
Adjustments to reconcile to net cash provided by operating activities
Depreciation and amortization	490	278
Pension expense	148	136
Contributions to pension plans	(244)	(355)
Contributions to other postretirement benefits plans	(29)	(35)
Changes in working capital	(647)	(444)
Other - net	114	98
Net cash provided by operating activities	709	371
Investing activities
Cash paid for acquisitions of businesses	(11)	(365)
Capital expenditures for property, plant and equipment	(251)	(231)
Sales of short-term investments - net	148	35
Proceeds from sale of business	761	3
Other - net	(41)	(24)
Net cash provided by (used in) investing activities	606	(582)
Financing activities
Proceeds from borrowings	28	600
Payments on borrowings	(977)	(18)
Cash dividends paid	(397)	(255)
Exercise of employee stock options	78	44
Excess tax benefit from equity-based compensation	22	21
Other - net	(4)	(47)
Net cash (used in) provided by financing activities	(1,250)	345
Total increase (decrease) in cash	51	140
Effect of currency on cash	(14)	6
Cash at the beginning of the period	577	385
Cash at the end of the period	$ 628	$ 525

Basis of Presentation	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION
The accompanying unaudited condensed consolidated financial statements of Eaton Corporation plc (Eaton or Company) have been prepared in accordance with generally accepted accounting principles for interim financial information, the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. However, in the opinion of management, all adjustments (consisting of normal recurring accruals) have been made that are necessary for a fair presentation of the condensed consolidated financial statements for the interim periods.
This Form 10-Q should be read in conjunction with the consolidated financial statements and related notes included in Eaton’s 2012 Form 10-K. The interim period results are not necessarily indicative of the results to be expected for the full year. Management has evaluated subsequent events through the date this Form 10-Q was filed with the Securities Exchange Commission.
During the first quarter of 2013, Eaton re-segmented certain reportable operating segments due to a reorganization of the Company's businesses. The new reportable business segments include Electrical Products and Electrical Systems and Services (which include legacy Eaton and former Cooper Industries plc (Cooper) electrical businesses), and Vehicle (which includes truck and automotive drivetrain and powertrain systems businesses). See Note 13 for additional information related to these segments.
During the second quarter of 2013, Eaton made adjustments to the purchase price allocation related to the acquisition of Cooper. These adjustments have been reflected in the Condensed Consolidated Balance Sheet at December 31, 2012. The Company did not revise the Consolidated Statement of Income for the year ended December 31, 2012, as any adjustment was considered immaterial. See Note 2 for additional information related to the acquisition Cooper.
Certain prior year amounts have been reclassified to conform to the current year presentation.

Acquisitions of Businesses	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
ACQUISITIONS OF BUSINESSES
ACQUISITIONS AND SALE OF BUSINESSES
In 2012, Eaton acquired businesses in separate transactions. The Consolidated Statements of Income include the results of these businesses from the dates of the transactions. These transactions and the related annual sales prior to acquisition are summarized below:

Acquired businesses	Date of transaction	Business segment	Annual sales
Cooper Industries plc	November 30, 2012	Electrical Products; Electrical Systems and Services	$5,409 for 2011
A diversified global manufacturer of electrical products and systems, with brands including Bussmann electrical and electronic fuses; Crouse-Hinds and CEAG explosion-proof electrical equipment; Halo and Metalux lighting fixtures; and Kyle and McGraw-Edison power systems products.

Rolec Comercial e Industrial S.A.	September 28, 2012	Electrical Systems and Services	$85 for the 12 months ended September 30, 2012
A Chilean manufacturer of integrated power assemblies and low- and medium-voltage switchgear, and a provider of engineering services serving mining and other heavy industrial applications in Chile and Peru.

Jeil Hydraulics Co., Ltd.	July 6, 2012	Hydraulics	$189 for 2011
A Korean manufacturer of track drive motors, swing drive motors, main control valves and remote control valves for the construction equipment market.

Polimer Kaucuk Sanayi ve Pazarlama A.S.	June 1, 2012	Hydraulics	$335 for 2011
A Turkish manufacturer of hydraulic and industrial hose for construction, mining, agriculture, oil and gas, manufacturing, food and beverage, and chemicals markets. This business sells its products under the SEL brand name.

Gycom Electrical Low-Voltage Power Distribution, Control and Automation	June 1, 2012	Electrical Systems and Services	$24 for 2011
A Swedish electrical low-voltage power distribution, control and automation components business.

Cooper Industries plc
On November 30, 2012, Eaton Corporation acquired Cooper for a purchase price of $13,192. The acquisition of Cooper has been accounted for using the acquisition method of accounting which requires, among other things, the assets acquired and liabilities assumed be recognized at their respective fair values as of the acquisition date. For accounting purposes, Eaton has been treated as the acquirer in the transaction.
The purchase price allocation below represents Cooper's opening balance sheet on November 30, 2012 which was initially reported in the Form 10-K for the year ended December 31, 2012. During the quarter ended June 30, 2013, opening balance sheet adjustments have been made to update Eaton's preliminary estimates primarily related to intangible assets, goodwill, certain property values and the related deferred tax impact. These adjustments have been reflected in the December 31, 2012 Condensed Consolidated Balance Sheet.

	November 30, 2012 (as previously reported)	Adjustments	November 30, 2012 (as adjusted)
Working capital accounts (1)	$2,314	$(10)	$2,304
Prepaid expenses and other current assets	339	(135)	204
Property, plant and equipment	940	(55)	885
Investment in Apex Tool Group, LLC	800	7	807
Intangible assets	4,577	673	5,250
Other assets	35	—	35
Debt	(1,221)	—	(1,221)
Accounts payable	(519)	—	(519)
Other current liabilities	(634)	(39)	(673)
Deferred taxes and other noncurrent liabilities	(1,943)	(242)	(2,185)
Total identifiable net assets	4,688	199	4,887
Goodwill	8,504	(199)	8,305
Total consideration	$13,192	$—	$13,192

(1) Working capital accounts include Cash, Short-term investments, Accounts receivable and Inventory.
The purchase price allocation for Cooper continues to be evaluated. As the Company finalizes the fair value of assets acquired and liabilities assumed, additional purchase price adjustments will be recorded. Fair value estimates are based on a complex series of judgments about future events and uncertainties and rely heavily on estimates and assumptions. The finalization of the purchase accounting assessment will result in changes in the valuation of assets acquired and liabilities assumed and may have a material impact on the Company's results of operations and financial position.
Goodwill has been allocated to the Electrical Products and Electrical Systems and Services segments. The goodwill recognized is calculated as the excess of the consideration transferred over the net assets recognized and represents the expected revenue and cost synergies of the combined company and assembled workforce. Goodwill recognized as a result of the acquisition is not deductible for tax purposes. See Note 4 for additional information about goodwill.
Sale of Apex Tool Group, LLC
In July 2010, Cooper formed a joint venture, named Apex Tool Group, LLC (Apex), with Danaher Corporation (Danaher). Apex was formed by combining Cooper’s tools business with certain tools businesses from Danaher’s Tools and Components segment. Cooper and Danaher each owned a 50% interest in the joint venture, had equal representation on its board of directors and had a 50% voting interest in the joint venture.
On October 10, 2012, Cooper and Danaher announced they had entered into a definitive agreement to sell Apex to Bain Capital for approximately $1.6 billion subject to post-closing adjustments. On February 1, 2013, the sale of Apex was completed.

Acquisition Integration and Restructuring Charges	6 Months Ended
Jun. 30, 2013
Acquisition Integration and Restructuring Charges [Abstract]
ACQUISITION INTEGRATION AND RESTRUCTURING CHARGES
Eaton incurs integration charges and transaction costs related to acquired businesses. A summary of these charges follows:

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Acquisition integration charges
Electrical Products	$12	$—	$15	$—
Electrical Systems and Services	11	5	16	7
Hydraulics	8	3	20	4
Total business segments	31	8	51	11
Corporate	6	1	12	1
Total acquisition integration charges	$37	$9	$63	$12

Transaction costs
Corporate	$2	$7	$7	$7
Total transaction costs	$2	$7	$7	$7

Total acquisition integration charges and transaction costs before income taxes	$39	$16	$70	$19
Total after income taxes	$25	$10	$47	$12
Per ordinary share - diluted	$0.05	$0.03	$0.10	$0.04

Business segment integration charges in 2013 were related primarily to the integrations of Cooper, Polimer Kaucuk Sanayi ve Pazarlama, Jeil Hydraulics and Rolec Comercial e Industrial. Business segment integration charges in 2012 were related primarily to the integrations of E. Begerow GmbH & Co. KG and Internormen Technology Group. These charges were included in Cost of products sold or Selling and administrative expense, as appropriate. In Business Segment Information the charges reduced Operating profit of the related business segment.
Corporate integration charges in 2013 and 2012 were related primarily to the integration of Cooper. These charges were included in Selling and administrative expense. In Business Segment Information the charges were included in Other corporate expense - net.
Acquisition-related transaction costs, such as investment banking, legal, and other professional fees are not included as a component of consideration transferred in an acquisition but are expensed as incurred. Acquisition related transaction costs in 2013 and 2012 were related to the acquisition of Cooper. These charges were included in Selling and administrative expense, Interest expense - net and Other corporate expense - net, as appropriate. In Business Segment Information the charges were included in Interest expense - net and Other corporate expense - net.
See Note 2 for additional information about business acquisitions.
Restructuring Charges
During the fourth quarter of 2012, Eaton undertook restructuring activities to improve the efficiency of certain businesses. These actions resulted in a charge in the fourth quarter of 2012 of $50, comprised of severance costs totaling $34 and other non-cash expenses totaling $16.
During the first half of 2013, Eaton undertook restructuring activities related to the acquisition and integration of Cooper in an effort to gain efficiencies in selling, marketing, traditional back-office functions and manufacturing and distribution. These actions resulted in charges totaling $17, comprised primarily of severance costs, and are included in the table above in acquisition integration charges. These restructuring initiatives are expected to continue through the second half of 2013.
Restructuring charges were included in Cost of products sold or Selling and administrative expense, as appropriate. In Business Segment Information, the charges reduced Operating profit of the related business segment. See Note 13 for additional information about business segments. As of June 30, 2013, the liabilities related to restructuring actions totaled $36.

Goodwill	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL
GOODWILL
A summary of goodwill follows:

	June 30, 2013	December 31, 2012
Electrical Products	$5,787	$5,874
Electrical Systems and Services	5,486	5,531
Hydraulics	1,383	1,404
Aerospace	1,038	1,045
Vehicle	355	357
Total goodwill	$14,049	$14,211

During the second quarter ended June 30, 2013, purchase price allocation adjustments related to the acquisition of Cooper resulted in retrospective adjustments to goodwill for Electrical Products and Electrical Systems and Services at December 31, 2012. See Note 2 for additional information related to purchase price allocation adjustments.
The decrease in total goodwill in 2013 was related to the impact of currency translation.

Debt Disclosure	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Disclosure
DEBT
On November 30, 2012, the closing date of the acquisition of Cooper, Eaton borrowed $1,669 on a $6.75 billion, 364-day bridge facility (the Facility) which was obtained on May 21, 2012. The Facility was obtained to finance a portion of the cash paid to acquire Cooper and was available in a single draw on the closing date of the acquisition. On February 1, 2013, Eaton repaid the outstanding balance on the Facility.

Retirement Benefit Plans	6 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
RETIREMENT BENEFIT PLANS
RETIREMENT BENEFITS PLANS
The components of retirement benefits expense follow:

	Three months ended June 30
	United States pension benefit expense		Non-United States pension benefit expense		Other postretirement benefits expense
	2013	2012	2013	2012	2013	2012
Service cost	$32	$29	$15	$12	$5	$4
Interest cost	37	33	19	19	8	10
Expected return on plan assets	(56)	(45)	(21)	(19)	(1)	(2)
Amortization	33	29	7	4	4	3
	46	46	20	16	16	15
Settlement loss	10	5	—	—	—	—
Total expense	$56	$51	$20	$16	$16	$15

	Six months ended June 30
	United States pension benefit expense		Non-United States pension benefit expense		Other postretirement benefits expense
	2013	2012	2013	2012	2013	2012
Service cost	$64	$58	$30	$24	$10	$8
Interest cost	74	67	39	38	17	19
Expected return on plan assets	(113)	(90)	(42)	(38)	(3)	(3)
Amortization	66	58	14	8	7	7
	91	93	41	32	31	31
Settlement loss	16	9	—	2	—	—
Total expense	$107	$102	$41	$34	$31	$31

Legal Contingencies	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
LEGAL CONTINGENCIES
LEGAL CONTINGENCIES
Eaton is subject to a broad range of claims, administrative and legal proceedings such as lawsuits that relate to contractual allegations, tax audits, patent infringement, personal injuries (including asbestos claims), antitrust matters and employment-related matters. Although it is not possible to predict with certainty the outcome or cost of these matters, the Company believes they will not have a material adverse effect on the consolidated financial statements.
In December 2010, a Brazilian court held that a judgment obtained by a Brazilian company, Raysul, against another Brazilian company, Saturnia, which was sold by Eaton in 2006, could be enforced against Eaton Ltda. This judgment is based on an alleged violation of an agency agreement between Raysul and Saturnia. At June 30, 2013, the Company has a total accrual of 71 Brazilian Reais related to this matter ($32 based on current exchange rates), comprised of 60 Brazilian Reais recognized in the fourth quarter of 2010 ($27 based on current exchange rates) with an additional 11 Brazilian Reais recognized through June 30, 2013 ($5 based on current exchange rates). In 2010, Eaton filed motions for clarification with the Brazilian court of appeals which were denied on April 6, 2011. Eaton Holding and Eaton Ltda. filed appeals on various issues to the Superior Court of Justice in Brasilia. In April 2013, the Superior Court of Justice ruled in favor of Raysul. Additional motions for clarification have been filed with the Superior Court of Justice in Brasilia and an additional appeal is being considered. The Company expects that any sum it may be required to pay in connection with this matter will not exceed the amount of the recorded liability.
On October 5, 2006, ZF Meritor LLC and Meritor Transmission Corporation (collectively, Meritor) filed an action against Eaton in the United States District Court for Delaware. The action sought damages, which would be trebled under United States antitrust laws, as well as injunctive relief and costs. The suit alleged that Eaton engaged in anti-competitive conduct against Meritor in the sale of heavy-duty truck transmissions in North America. Following a four week trial on liability only, on October 8, 2009, the jury returned a verdict in favor of Meritor. Eaton firmly believes that it competes fairly and honestly for business in the marketplace, and that at no time did it act in an anti-competitive manner. During an earlier stage in the case, the judge concluded that damage estimates contained in a report filed by Meritor were not based on reliable data and the report was specifically excluded from the case. On November 3, 2009, Eaton filed a motion for judgment as a matter of law and to set aside the verdict. That motion was denied on March 10, 2011. On March 14, 2011, Eaton filed a motion for entry of final judgment of liability, zero damages and no injunctive relief. That motion was denied on June 9, 2011. On August 19, 2011, the Court entered final judgment of liability but awarded zero damages to plaintiffs. The Court also entered an injunction prohibiting Eaton from offering rebates or other incentives based on purchasing targets but stayed the injunction pending appeal. Eaton appealed the liability finding and the injunction to the Third Circuit Court of Appeals. Meritor cross-appealed the finding of zero damages. On September 28, 2012, the Court of Appeals affirmed the District Court's denial of Eaton's motion for judgment as a matter of law, and let stand the jury verdict in favor of Meritor. The Third Circuit also ruled that the plaintiffs' damages report was properly excluded, but reversed the judgment of zero damages and ordered that the District Court must allow plaintiffs a limited opportunity to amend the damages report, which may be re-considered for reliability and admissibility. Injunctive relief also was vacated. An estimate of any potential loss related to this action cannot be made at this time.

Income Taxes	6 Months Ended
Jun. 30, 2013
Income Tax Uncertainties [Abstract]
INCOME TAXES
INCOME TAXES
The effective income tax rate for the second quarter of 2013 was 7.0% compared to 8.7% for the second quarter of 2012 and 6.1% for the first six months of 2013 compared to 11.9% for the first six months of 2012. The lower effective tax rate in the second quarter of 2013 was primarily attributable to the reinstatement in 2013 of the U.S. research and experimentation credit, and the effects of the Cooper transaction and integration. The lower effective tax rate in the first six months of 2013 was attributable to the items noted above, the recording of the entire 2012 U.S. research and experimentation credit in the first quarter of 2013, and enhanced utilization of foreign tax credits in the U.S.
At the end of the fourth quarter of 2011, the IRS issued a Statutory Notice of Deficiency (Notice) for Eaton's 2005 and 2006 tax years. The Notice proposes assessments of $75 in additional taxes plus $52 in penalties related primarily to transfer pricing adjustments for products manufactured in the Company's facilities in Puerto Rico and the Dominican Republic and sold to affiliated companies located in the U.S., net of agreed credits and deductions. The Company has set its transfer prices for products sold between these affiliates at the same prices that the Company sells such products to third parties. The Notice was issued despite the IRS having previously recognized the validity of the Company's transfer pricing methodology by entering into two successive binding Advance Pricing Agreements (APAs) that approved and, in fact, required the application of the Company's transfer pricing methodology for the ten year period of 2001 through 2010. For the years 2001 through 2004, the IRS had previously accepted the transfer pricing methodology related to these APAs after a comprehensive review conducted in two separate audit cycles. On December 16, 2011, immediately prior to the Notice being issued, the IRS sent a letter stating that it was canceling the APAs.
The Company firmly believes that the proposed assessments are without merit. The Company also believes that it was in full compliance with the terms of the two APAs, and that the IRS's unilateral attempt to retroactively cancel these two binding contracts is also without merit, and represents a breach of the two contracts. On February 29, 2012, the Company filed a Petition with the U.S Tax Court in which it asserted that the transfer pricing established in the two APA contracts meets the arms-length standard set by the U.S. income tax laws, and accordingly, that the two APA contracts should be enforced in accordance with their terms. On June 11, 2012, the Company filed a motion for partial summary judgment with the U.S. Tax Court, asking the U.S. Tax Court to find that the APAs are binding contracts and that the IRS has the burden of proof to substantiate cancellation of the APAs. On June 26, 2013, the U.S. Tax Court ruled that the IRS has the discretion to unilaterally cancel an APA and that the taxpayer bears the burden of proving that the IRS abused that discretion. While the Company disagrees with the Tax Court's ruling, the Company remains confident that it will be able to demonstrate that it was in full compliance with the APAs and that the IRS abused its discretion in canceling the APAs after their terms expired. In addition, the Company continues to believe the transfer pricing methodology contained in the APAs is correct. The Company believes that the ultimate resolution of this matter will not have a material impact on the consolidated financial statements.

Equity	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
EQUITY
EQUITY
The changes in Shareholders’ equity follow:

	Eaton shareholders’ equity	Noncontrolling interests	Total equity
Balance at December 31, 2012	$15,113	$42	$15,155
Net income	872	5	877
Other comprehensive loss	(306)	—	(306)
Cash dividends paid	(397)	(4)	(401)
Issuance of shares under equity-based compensation plans - net	106	—	106
Balance at June 30, 2013	$15,388	$43	$15,431

The changes in Accumulated other comprehensive loss follow:

	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Total
Balance at December 31, 2012	$(367)	$(1,599)	$2	$(1,964)
Other comprehensive (loss) income before reclassifications	(390)	23	(6)	(373)
Amounts reclassified from Accumulated other comprehensive (loss) income	—	66	1	67
Net current-period other comprehensive (loss) income	(390)	89	(5)	(306)
Balance at June 30, 2013	$(757)	$(1,510)	$(3)	$(2,270)

The reclassifications out of Accumulated other comprehensive loss follow:

	Six months ended June 30, 2013	Consolidated Statements of Income classification
Amortization of defined benefit pension items
Actuarial loss	$(103)	[1]
	(103)
Tax benefit	37
Total, net of tax	(66)

Gains and losses on cash flow hedges
Floating-to-fixed interest rate swaps	(1)	Interest expense - net
Currency exchange contracts	1	Cost of products sold
Commodity contracts	(1)	Cost of products sold
	(1)
Tax expense	—
Total, net of tax	(1)

Total reclassifications for the period	$(67)

[1] These components of Accumulated other comprehensive loss are included in the computation of net periodic pension cost. See Note 6 for additional information about defined benefit pension items.
Net Income per Ordinary Share
A summary of the calculation of net income per ordinary share attributable to shareholders follows:

	Three months ended June 30		Six months ended June 30
(Shares in millions)	2013	2012	2013	2012
Net income attributable to Eaton ordinary shareholders	$494	$382	$872	$693

Weighted-average number of ordinary shares outstanding - diluted	476.3	339.5	475.7	339.6
Less dilutive effect of equity-based compensation	2.9	2.5	3.1	3.4
Weighted-average number of ordinary shares outstanding - basic	473.4	337.0	472.6	336.2

Net income per ordinary share
Diluted	$1.04	$1.12	$1.83	$2.04
Basic	1.04	1.13	1.84	2.06

For the second quarter and the first six months of 2013, 0.2 million and 0.1 million stock options, respectively, were excluded from the calculation of diluted net income per ordinary share because the exercise price of the options exceeded the average market price of the ordinary shares during the period and their effect, accordingly, would have been antidilutive. For the second quarter and the first six months of 2012, 2.4 million and 1.7 million stock options, respectively, were excluded from the calculation of diluted net income per ordinary share because the exercise price of the options exceeded the average market price of the ordinary shares during the period and their effect, accordingly, would have been antidilutive.

Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
Fair value is measured based on an exit price, representing the amount that would be received to sell an asset or paid to satisfy a liability in an orderly transaction between market participants. Fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a fair value hierarchy is established, which categorizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
A summary of financial instruments recognized at fair value, and the fair value measurements used, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
June 30, 2013
Cash	$628	$628	$—	$—
Short-term investments	368	368	—	—
Net derivative contracts	(13)	—	(13)	—
Long-term debt converted to floating interest rates by interest rate swaps - net	(1)	—	(1)	—

December 31, 2012
Cash	$577	$577	$—	$—
Short-term investments	527	527	—	—
Net derivative contracts	83	—	83	—
Long-term debt converted to floating interest rates by interest rate swaps - net	87	—	87	—

Eaton values its financial instruments using an industry standard market approach, in which prices and other relevant information is generated by market transactions involving identical or comparable assets or liabilities. No financial instruments were recognized using unobservable inputs.
Other Fair Value Measurements
Long-term debt and the current portion of long-term debt had a carrying value of $9,644 and fair value of $9,821 at June 30, 2013 compared to $10,076 and $10,793, respectively, at December 31, 2012. The fair value of Eaton's debt instruments was estimated using prevailing market interest rates on debt with similar creditworthiness, terms and maturities and is considered a Level 2 fair value measurement.

Derivative Financial Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
In the normal course of business, Eaton is exposed to certain risks related to fluctuations in interest rates, currency exchange rates and commodity prices. The Company uses various derivative and non-derivative financial instruments, primarily interest rate swaps, currency forward exchange contracts, currency swaps and, to a lesser extent, commodity contracts, to manage risks from these market fluctuations. The instruments used by Eaton are straightforward, non-leveraged instruments. The counterparties to these instruments are financial institutions with strong credit ratings. Eaton maintains control over the size of positions entered into with any one counterparty and regularly monitors the credit rating of these institutions. Such instruments are not purchased and sold for trading purposes.
Derivative financial instruments are accounted for at fair value and recognized as assets or liabilities in the Condensed Consolidated Balance Sheets. Accounting for the gain or loss resulting from the change in the fair value of the derivative financial instrument depends on whether it has been designated, and is effective, as part of a hedging relationship and, if so, as to the nature of the hedging activity. Eaton formally documents all relationships between derivative financial instruments accounted for as designated hedges and the hedged item, as well as its risk-management objective and strategy for undertaking the hedge transaction. This process includes linking derivative financial instruments to a recognized asset or liability, specific firm commitment, forecasted transaction, or net investment in a foreign operation. These financial instruments can be designated as:

•
Hedges of the change in the fair value of a recognized fixed-rate asset or liability, or the firm commitment to acquire such an asset or liability (a fair value hedge); for these hedges, the gain or loss from the derivative financial instrument, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk, are recognized in income during the period of change in fair value.

•
Hedges of the variable cash flows of a recognized variable-rate asset or liability, or the forecasted acquisition of such an asset or liability (a cash flow hedge); for these hedges, the effective portion of the gain or loss from the derivative financial instrument is recognized in Accumulated other comprehensive income (loss) and reclassified to income in the same period when the gain or loss on the hedged item is included in income.

•
Hedges of the currency exposure related to a net investment in a foreign operation (a net investment hedge); for these hedges, the effective portion of the gain or loss from the derivative financial instrument is recognized in Accumulated other comprehensive income (loss) and reclassified to income in the same period when the gain or loss related to the net investment in the foreign operation is included in income.

The gain or loss from a derivative financial instrument designated as a hedge that is effective is classified in the same line of the Consolidated Statements of Income as the offsetting loss or gain on the hedged item. The change in fair value of a derivative financial instrument that is not effective as a hedge is immediately recognized in income.
For derivatives that are not designated as a hedge, any gain or loss is immediately recognized in income. The majority of derivatives used in this manner relate to risks resulting from assets or liabilities denominated in a currency and certain commodity contracts that arise in the normal course of business. Gains and losses associated with commodity hedge contracts are classified in Cost of products sold.
Eaton uses certain of its debt denominated in various currencies to hedge portions of its net investments in foreign operations against currency exposure (net investment hedges). Debt denominated in various currencies and designated as non-derivative net investment hedging instruments was $101 and $116 at June 30, 2013 and December 31, 2012, respectively.
Derivative Financial Statement Impacts
The fair value of derivative financial instruments recognized in the Condensed Consolidated Balance Sheets follows:

	Notional amount	Other current assets	Other long-term assets	Other current liabilities	Other long-term liabilities	Type of hedge	Term
June 30, 2013
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$2,390	$2	$43	$—	$46	Fair value	9 months to 21 years
Floating-to-fixed interest rate swaps	300	—	—	1	—	Cash flow	1 year
Currency exchange contracts	442	4	—	9	—	Cash flow	12 to 36 months
Commodity contracts	1	—	—	—	—	Cash flow	12 months
Total		$6	$43	$10	$46

Derivatives not designated as hedges
Currency exchange contracts	$4,165	$29		$35			12 months
Commodity contracts	2	—		—			12 months
Total		$29		$35

December 31, 2012
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$1,290	$2	$85	$—	$—	Fair value	6 months to 21 years
Floating-to-fixed interest rate swaps	300	—	—	—	2	Cash flow	1 year
Currency exchange contracts	451	9	—	4	—	Cash flow	12 to 36 months
Commodity contracts	17	—	—	—	—	Cash flow	12 months
Total		$11	$85	$4	$2

Derivatives not designated as hedges
Currency exchange contracts	$4,997	$23		$31			12 months
Commodity contracts	19	1		—			12 months
Total		$24		$31

The currency exchange contracts shown in the table above as derivatives not designated as hedges are primarily contracts entered into to manage currency volatility or exposure on intercompany sales and loans. While Eaton does not elect hedge accounting treatment for these derivatives, Eaton targets managing 100% of the intercompany balance sheet exposure to minimize the effect of currency volatility related to the movement of goods and services in the normal course of its operations. This activity represents the great majority of these currency exchange contracts.
Amounts recognized in Accumulated other comprehensive income (loss) follow:

	Three months ended June 30
	2013		2012
	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)
Derivatives designated as cash flow hedges
Floating-to-fixed interest rate swaps	$—	$(1)	$(1)	$(1)
Currency exchange contracts	1	—	(3)	1
Commodity contracts	(1)	(1)	(4)	(2)
Total	$—	$(2)	$(8)	$(2)

	Six months ended June 30
	2013		2012
	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)
Derivatives designated as cash flow hedges
Floating-to-fixed interest rate swaps	$—	$(1)	$(2)	$(1)
Foreign currency exchange contracts	(8)	1	6	(1)
Commodity contracts	(1)	(1)	—	(4)
Total	$(9)	$(1)	$4	$(6)

Gains and losses reclassified from Accumulated other comprehensive income (loss) to the Consolidated Statements of Income were recognized in Cost of products sold.
Amounts recognized in net income follow:

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Derivatives designated as fair value hedges
Fixed-to-floating interest rate swaps	$(80)	$24	$(88)	$14
Related long-term debt converted to floating interest rates by interest rate swaps	80	(24)	88	(14)
	$—	$—	$—	$—

Gains and losses described above were recognized in Interest expense - net.

Inventory	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
INVENTORY
INVENTORY
The components of inventory follow:

	June 30, 2013	December 31, 2012
Raw materials	$978	$919
Work-in-process	421	424
Finished goods	1,127	1,129
Inventory at FIFO	2,526	2,472
Excess of FIFO over LIFO cost	(121)	(133)
Total inventory	$2,405	$2,339

Business Segment Information	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
BUSINESS SEGMENT INFORMATION
BUSINESS SEGMENT INFORMATION
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated on a regular basis by the chief operating decision maker, or decision making group, in deciding how to allocate resources to an individual segment and in assessing performance.
During the first quarter of 2013, Eaton re-segmented certain reportable operating segments due to a reorganization of the Company's businesses. The new reportable business segments are Electrical Products and Electrical Systems and Services (which include legacy Eaton and former Cooper electrical businesses), and Vehicle (which includes truck and automotive drivetrain and powertrain systems businesses). Previously reported segment financial information has been updated for all periods reported.
Electrical Products consists of electrical components, industrial controls, residential products, single phase power quality, emergency lighting, fire detection, wiring devices, structural support systems, circuit protection, and lighting products.
Electrical Systems and Services consists of power distribution and assemblies, three phase power quality, hazardous duty electrical equipment, intrinsically safe explosion-proof instrumentation, utility power distribution, power reliability equipment, and services.

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Net sales
Electrical Products	$1,758	$903	$3,418	$1,789
Electrical Systems and Services	1,624	913	3,145	1,765
Hydraulics	772	769	1,528	1,504
Aerospace	446	436	880	866
Vehicle	1,002	1,047	1,941	2,104
Total net sales	$5,602	$4,068	$10,912	$8,028

Segment operating profit
Electrical Products	$272	$151	$513	$290
Electrical Systems and Services	227	91	437	167
Hydraulics	104	123	182	232
Aerospace	67	59	129	119
Vehicle	172	168	304	328
Total segment operating profit	842	592	1,565	1,136

Corporate
Amortization of intangible assets	(108)	(42)	(215)	(84)
Interest expense - net	(71)	(30)	(146)	(58)
Pension and other postretirement benefits expense	(43)	(39)	(81)	(80)
Inventory step-up adjustment	(1)	(1)	(34)	(3)
Other corporate expense - net	(85)	(61)	(155)	(124)
Income before income taxes	534	419	934	787
Income tax expense	37	37	57	94
Net income	497	382	877	693
Less net income for noncontrolling interests	(3)	—	(5)	—
Net income attributable to Eaton ordinary shareholders	$494	$382	$872	$693

Business segment operating profit was reduced by acquisition integration charges as follows:

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Electrical Products	$12	$—	$15	$—
Electrical Systems and Services	11	5	16	7
Hydraulics	8	3	20	4
Total	$31	$8	$51	$11

Corporate acquisition integration charges totaled $6 and $12 for the second quarter and the first six months of 2013, respectively, and $1 for both the second quarter and the first six months of 2012. Corporate acquisition integration charges related primarily to the acquisition of Cooper and are included above in Other corporate expense - net.
Acquisition-related transaction costs, such as investment banking, legal and other professional fees are included above in Interest expense - net and Other corporate expense - net and are related to the acquisition of Cooper. These charges totaled $2 and $7 for the second quarter and the first six months of 2013, respectively, and $7 for both the second quarter and the first six months of 2012. See Note 3 for additional information about acquisition integration charges and transaction costs.
For additional information regarding Eaton’s business segments, see Note 14 to the Consolidated Financial Statements contained in the 2012 Form 10-K.

Condensed Consolidating Financial Information (Notes)	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Statements [Text Block]
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS
On November 14, 2012, Eaton Corporation issued senior notes (the "Senior Notes") totaling $4,900 related to financing the cash portion of the acquisition of Cooper. Eaton and certain other of Eaton's principal 100% owned operating subsidiaries (the "Subsidiary Guarantors") fully and unconditionally guarantee (subject, in the case of the Subsidiary Guarantors, to customary release provisions as described below), on a joint and several basis, the Senior Notes. The following condensed consolidating financial statements are included so that separate financial statements of Eaton, Eaton Corporation and the Subsidiary Guarantors are not required to be filed with the Securities and Exchange Commission. The consolidating adjustments primarily relate to eliminations of investments in subsidiaries and intercompany balances and transactions. The condensed consolidating financial statements present investments in subsidiaries using the equity method of accounting.
The guarantee of a Subsidiary Guarantor that is not a parent of the issuer will be automatically and unconditionally released and discharged in the event of any sale of the Subsidiary Guarantor or of all or substantially all of its assets; or following, or in connection with, the release or termination of the Subsidiary Guarantor as a guarantor under all other U.S. debt securities or U.S. syndicated credit facilities, subject to limitations set forth in the indenture. The guarantee of a Subsidiary Guarantor that is a parent of the issuer will be automatically and unconditionally released and discharged following, or in connection with, the release or termination of the Subsidiary Guarantor as a guarantor under all other debt securities or syndicated credit facilities, subject to limitations set forth in the indenture.
Eaton was incorporated under the laws of Ireland on May 10, 2012, and became the successor registrant to Eaton Corporation on November 30, 2012 in connection with the acquisition of Cooper. Therefore, for presentation purposes of entities under common control, Eaton is presented as the parent company in the 2013 condensed consolidating financial statements. For periods prior to November 30, 2012, Eaton Corporation is presented as the parent company.
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE THREE MONTHS ENDED JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$—	$1,743	$1,626	$3,421	$(1,188)	$5,602

Cost of products sold	—	1,352	1,179	2,527	(1,188)	3,870
Selling and administrative expense	2	365	178	415	—	960
Research and development expense	—	67	48	46	—	161
Interest expense (income) - net	—	69	7	(5)	—	71
Other expense (income) - net	—	18	15	(27)	—	6
Equity in (earnings) loss of subsidiaries, net of tax	(569)	(307)	395	(239)	720	—
Intercompany expense (income) - net	61	(111)	(860)	910	—	—
Income (loss) before income taxes	506	290	664	(206)	(720)	534
Income tax expense (benefit)	12	(42)	20	47	—	37
Net income (loss)	494	332	644	(253)	(720)	497
Less net income for noncontrolling interests	—	—	—	(3)	—	(3)
Net income (loss) attributable to Eaton ordinary shareholders	$494	$332	$644	$(256)	$(720)	$494

Other comprehensive loss	$(72)	$(41)	$(72)	$(180)	$293	$(72)
Total comprehensive income (loss) income attributable to Eaton ordinary shareholders	$422	$291	$572	$(436)	$(427)	$422
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE THREE MONTHS ENDED JUNE 30, 2012

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$1,764	$658	$2,589	$(943)	$4,068

Cost of products sold	1,377	496	1,886	(944)	2,815
Selling and administrative expense	313	82	295	—	690
Research and development expense	59	23	24	—	106
Interest expense (income) - net	34	2	(6)	—	30
Other expense (income) - net	—	6	2	—	8
Equity in (earnings) loss of subsidiaries, net of tax	(360)	(17)	—	377	—
Intercompany (income) expense - net	(65)	(5)	70	—	—
Income before income taxes	406	71	318	(376)	419
Income tax expense (benefit)	24	20	(8)	1	37
Net income	382	51	326	(377)	382
Less net income for noncontrolling interests	—	—	—	—	—
Net income attributable to Eaton ordinary shareholders	$382	$51	$326	$(377)	$382

Other comprehensive loss	$(242)	$(8)	$(255)	$263	$(242)
Total comprehensive income attributable to Eaton ordinary shareholders	$140	$43	$71	$(114)	$140
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$—	$3,331	$3,199	$6,693	$(2,311)	$10,912

Cost of products sold	—	2,592	2,374	4,950	(2,311)	7,605
Selling and administrative expense	4	711	371	832	—	1,918
Research and development expense	—	128	92	93	—	313
Interest expense (income) - net	—	143	14	(11)	—	146
Other expense (income) - net	—	14	22	(40)	—	(4)
Equity in (earnings) loss of subsidiaries, net of tax	(1,013)	(624)	(172)	(405)	2,214	—
Intercompany expense (income) - net	125	(214)	(684)	773	—	—
Income before income taxes	884	581	1,182	501	(2,214)	934
Income tax expense (benefit)	12	(45)	(17)	107	—	57
Net income	872	626	1,199	394	(2,214)	877
Less net income for noncontrolling interests	—	—	—	(5)	—	(5)
Net income attributable to Eaton ordinary shareholders	$872	$626	$1,199	$389	$(2,214)	$872

Other comprehensive loss	$(306)	$(64)	$(306)	$(571)	$941	$(306)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	$566	$562	$893	$(182)	$(1,273)	$566
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2012

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$3,444	$1,343	$5,095	$(1,854)	$8,028

Cost of products sold	2,693	1,010	3,719	(1,853)	5,569
Selling and administrative expense	641	166	585	—	1,392
Research and development expense	111	48	52	—	211
Interest expense (income) - net	69	4	(15)	—	58
Other expense - net	—	5	6	—	11
Equity in (earnings) loss of subsidiaries, net of tax	(672)	(31)	—	703	—
Intercompany (income) expense - net	(124)	(9)	133	—	—
Income before income taxes	726	150	615	(704)	787
Income tax expense	33	44	17	—	94
Net income	693	106	598	(704)	693
Less net income for noncontrolling interests	—	—	—	—	—
Net income attributable to Eaton ordinary shareholders	$693	$106	$598	$(704)	$693

Other comprehensive (loss) income	$(16)	$5	$(82)	$77	$(16)
Total comprehensive income attributable to Eaton ordinary shareholders	$677	$111	$516	$(627)	$677

CONDENSED CONSOLIDATING BALANCE SHEETS JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$4	$44		$7		$573		$—	$628
Short-term investments	—	—		17		351		—	368
Accounts receivable - net	—	63		1,086		2,671		—	3,820
Intercompany accounts receivable	19	918		2,546		3,841		(7,324)	—
Inventory	—	344		610		1,490		(39)	2,405
Prepaid expenses and other current assets	—	518		177		302		11	1,008
Total current assets	23	1,887		4,443		9,228		(7,352)	8,229

Property, plant and equipment - net	—	952		781		2,016		—	3,749

Other noncurrent assets			—		—		—
Goodwill	—	1,382		9,264		3,403		—	14,049
Other intangible assets	—	220		4,014		2,952		—	7,186
Deferred income taxes	—	926		48		195		—	1,169
Investment in subsidiaries	23,038	8,187		30,055		8,229		(69,509)	—
Intercompany loans receivable	—	7,526		2,018		18,049		(27,593)	—
Other assets	—	408		94		373		—	875
Total assets	$23,061	$21,488		$50,717		$44,445		$(104,454)	$35,257

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$—	$101		$—		$14		$—	$115
Current portion of long-term debt	—	553		8		14		—	575
Accounts payable	—	484		364		1,197		—	2,045
Intercompany accounts payable	—	3,301		3,356		667		(7,324)	—
Accrued compensation	—	80		43		245		—	368
Other current liabilities	13	566		382		920		(3)	1,878
Total current liabilities	13	5,085		4,153		3,057		(7,327)	4,981

Noncurrent liabilities
Long-term debt	—	7,735		1,316		18		—	9,069
Pension liabilities	—	781		219		805		—	1,805
Other postretirement benefits liabilities	—	451		187		98		—	736
Deferred income taxes	—	—		1,519		782		—	2,301
Intercompany loans payable	7,660	1,967		17,006		960		(27,593)	—
Other noncurrent liabilities	—	527		95		312		—	934
Total noncurrent liabilities	7,660	11,461		20,342		2,975		(27,593)	14,845

Shareholders’ equity
Eaton shareholders' equity	15,388	4,942		26,222		38,380		(69,544)	15,388
Noncontrolling interests	—	—		—		33		10	43
Total equity	15,388	4,942		26,222		38,413		(69,534)	15,431
Total liabilities and equity	$23,061	$21,488		$50,717		$44,445		$(104,454)	$35,257
CONDENSED CONSOLIDATING BALANCE SHEETS DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$7	$54		$14		$502		$—	$577
Short-term investments	—	25		38		464		—	527
Accounts receivable - net	—	624		413		2,473		—	3,510
Intercompany accounts receivable	38	365		4,693		5,643		(10,739)	—
Inventory	—	341		563		1,474		(39)	2,339
Prepaid expenses and other current assets	—	391		198		273		9	871
Total current assets	45	1,800		5,919		10,829		(10,769)	7,824

Property, plant and equipment - net	—	934		793		2,096		—	3,823

Other noncurrent assets			—		—		—
Goodwill	—	1,382		9,381		3,448		—	14,211
Other intangible assets	—	231		4,104		3,133		—	7,468
Deferred income taxes	—	941		94		219		—	1,254
Investment in subsidiaries	20,662	7,678		14,428		6,365		(49,133)	—
Intercompany loans receivable	—	7,650		13,262		14,125		(35,037)	—
Other assets	—	460		90		1,154		—	1,704
Total assets	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$—	$753		$—		$4		$—	$757
Current portion of long-term debt	—	303		8		3		—	314
Accounts payable	—	424		343		1,112		—	1,879
Intercompany accounts payable	2	2,794		4,855		3,088		(10,739)	—
Accrued compensation	—	129		76		258		—	463
Other current liabilities	—	523		424		1,114		(4)	2,057
Total current liabilities	2	4,926		5,706		5,579		(10,743)	5,470

Noncurrent liabilities
Long-term debt	—	8,397		1,331		34		—	9,762
Pension liabilities	—	895		255		854		—	2,004
Other postretirement benefits liabilities	—	454		189		97		—	740
Deferred income taxes	—	—		1,546		795		—	2,341
Intercompany loans payable	5,592	1,401		14,857		13,187		(35,037)	—
Other noncurrent liabilities	—	440		86		286		—	812
Total noncurrent liabilities	5,592	11,587		18,264		15,253		(35,037)	15,659

Shareholders’ equity
Eaton shareholders' equity	15,113	4,563		24,101		20,505		(49,169)	15,113
Noncontrolling interests	—	—		—		32		10	42
Total equity	15,113	4,563		24,101		20,537		(49,159)	15,155
Total liabilities and equity	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash provided by (used in) operating activities	$71	$234	$557	$(151)	$(2)	$709

Investing activities
Capital expenditures for property, plant and equipment	—	(86)	(34)	(131)	—	(251)
Cash paid for acquisitions of businesses, net of cash acquired	—	—	—	(11)	—	(11)
Sales of short-term investments - net	—	25	21	102	—	148
Loans to affiliates	—	(50)	—	(1,912)	1,962	—
Repayments of loans from affiliates	—	28	88	1,876	(1,992)	—
Proceeds from sale of business	—	—	—	761	—	761
Other - net	—	(18)	(13)	(10)	—	(41)
Net cash (used in) provided by investing activities	—	(101)	62	675	(30)	606

Financing activities
Proceeds from borrowings	—	17	—	11	—	28
Payments on borrowings	—	(972)	(1)	(4)	—	(977)
Proceeds from borrowings from affiliates	—	1,560	352	50	(1,962)	—
Payments on borrowings from affiliates	—	(1,688)	(188)	(116)	1,992	—
Other intercompany financing activities	323	840	(789)	(374)	—	—
Cash dividends paid	(397)	—	—	—	—	(397)
Cash dividends paid to affiliates	—	—	—	(2)	2	—
Exercise of employee stock options	—	78	—	—	—	78
Excess tax benefit from equity-based compensation	—	22	—	—	—	22
Other - net	—	—	—	(4)	—	(4)
Net cash (used in) financing activities	(74)	(143)	(626)	(439)	32	(1,250)

Effect of currency on cash	—	—	—	(14)	—	(14)
Total (decrease) increase in cash	(3)	(10)	(7)	71	—	51
Cash at the beginning of the period	7	54	14	502	—	577
Cash at the end of the period	$4	$44	$7	$573	$—	$628
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2012

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash (used in) provided by operating activities	$(111)	$24	$458	$—	$371

Investing activities
Capital expenditures for property, plant and equipment	(135)	(18)	(78)	—	(231)
Cash paid for acquisitions of businesses, net of cash acquired	1	—	(366)	—	(365)
Sales (purchases) of short-term investments - net	50	—	(15)	—	35
Loans to affiliates	(173)	—	(4,342)	4,515	—
Repayments of loans from affiliates	136	—	4,365	(4,501)	—
Proceeds from sale of business	2	—	1	—	3
Other - net	(26)	(6)	8	—	(24)
Net cash used in investing activities	(145)	(24)	(427)	14	(582)

Financing activities
Proceeds from borrowings	600	—	—	—	600
Payments on borrowings	(3)	(13)	(2)	—	(18)
Payments of financing costs	—	—	—	—	—
Proceeds from borrowings from affiliates	4,342	—	173	(4,515)	—
Payments on borrowings from affiliates	(4,365)	—	(136)	4,501	—
Other intercompany financing activities	(10)	11	(1)	—	—
Cash dividends paid	(255)	—	—	—	(255)
Cash dividends paid to affiliates	—	—	—	—	—
Exercise of employee stock options	44	—	—	—	44
Excess tax benefit from equity-based compensation	21	—	—	—	21
Other - net	(50)	—	3	—	(47)
Net cash provided by (used in) financing activities	324	(2)	37	(14)	345

Effect of currency on cash	—	—	6	—	6
Total increase (decrease) in cash	68	(2)	74	—	140
Cash at the beginning of the period	120	3	262	—	385
Cash at the end of the period	$188	$1	$336	$—	$525

Acquisitions of Businesses (Tables)	6 Months Ended
Jun. 30, 2013
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The purchase price allocation below represents Cooper's opening balance sheet on November 30, 2012 which was initially reported in the Form 10-K for the year ended December 31, 2012. During the quarter ended June 30, 2013, opening balance sheet adjustments have been made to update Eaton's preliminary estimates primarily related to intangible assets, goodwill, certain property values and the related deferred tax impact. These adjustments have been reflected in the December 31, 2012 Condensed Consolidated Balance Sheet.

	November 30, 2012 (as previously reported)	Adjustments	November 30, 2012 (as adjusted)
Working capital accounts (1)	$2,314	$(10)	$2,304
Prepaid expenses and other current assets	339	(135)	204
Property, plant and equipment	940	(55)	885
Investment in Apex Tool Group, LLC	800	7	807
Intangible assets	4,577	673	5,250
Other assets	35	—	35
Debt	(1,221)	—	(1,221)
Accounts payable	(519)	—	(519)
Other current liabilities	(634)	(39)	(673)
Deferred taxes and other noncurrent liabilities	(1,943)	(242)	(2,185)
Total identifiable net assets	4,688	199	4,887
Goodwill	8,504	(199)	8,305
Total consideration	$13,192	$—	$13,192

(1) Working capital accounts include Cash, Short-term investments, Accounts receivable and Inventory.

Description of annual sales from acquired entity from previous periods

Acquired businesses	Date of transaction	Business segment	Annual sales
Cooper Industries plc	November 30, 2012	Electrical Products; Electrical Systems and Services	$5,409 for 2011
A diversified global manufacturer of electrical products and systems, with brands including Bussmann electrical and electronic fuses; Crouse-Hinds and CEAG explosion-proof electrical equipment; Halo and Metalux lighting fixtures; and Kyle and McGraw-Edison power systems products.

Rolec Comercial e Industrial S.A.	September 28, 2012	Electrical Systems and Services	$85 for the 12 months ended September 30, 2012
A Chilean manufacturer of integrated power assemblies and low- and medium-voltage switchgear, and a provider of engineering services serving mining and other heavy industrial applications in Chile and Peru.

Jeil Hydraulics Co., Ltd.	July 6, 2012	Hydraulics	$189 for 2011
A Korean manufacturer of track drive motors, swing drive motors, main control valves and remote control valves for the construction equipment market.

Polimer Kaucuk Sanayi ve Pazarlama A.S.	June 1, 2012	Hydraulics	$335 for 2011
A Turkish manufacturer of hydraulic and industrial hose for construction, mining, agriculture, oil and gas, manufacturing, food and beverage, and chemicals markets. This business sells its products under the SEL brand name.

Gycom Electrical Low-Voltage Power Distribution, Control and Automation	June 1, 2012	Electrical Systems and Services	$24 for 2011
A Swedish electrical low-voltage power distribution, control and automation components business.

Acquisition Integration and Restructuring Charges (Tables)	6 Months Ended
Jun. 30, 2013
Acquisition Integration and Restructuring Charges (Tables) [Abstract]
Acquisition Integration Charges
A summary of these charges follows:

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Acquisition integration charges
Electrical Products	$12	$—	$15	$—
Electrical Systems and Services	11	5	16	7
Hydraulics	8	3	20	4
Total business segments	31	8	51	11
Corporate	6	1	12	1
Total acquisition integration charges	$37	$9	$63	$12

Transaction costs
Corporate	$2	$7	$7	$7
Total transaction costs	$2	$7	$7	$7

Total acquisition integration charges and transaction costs before income taxes	$39	$16	$70	$19
Total after income taxes	$25	$10	$47	$12
Per ordinary share - diluted	$0.05	$0.03	$0.10	$0.04

Goodwill (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A summary of goodwill follows:

	June 30, 2013	December 31, 2012
Electrical Products	$5,787	$5,874
Electrical Systems and Services	5,486	5,531
Hydraulics	1,383	1,404
Aerospace	1,038	1,045
Vehicle	355	357
Total goodwill	$14,049	$14,211

Retirement Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement benefit plans expense
The components of retirement benefits expense follow:

	Three months ended June 30
	United States pension benefit expense		Non-United States pension benefit expense		Other postretirement benefits expense
	2013	2012	2013	2012	2013	2012
Service cost	$32	$29	$15	$12	$5	$4
Interest cost	37	33	19	19	8	10
Expected return on plan assets	(56)	(45)	(21)	(19)	(1)	(2)
Amortization	33	29	7	4	4	3
	46	46	20	16	16	15
Settlement loss	10	5	—	—	—	—
Total expense	$56	$51	$20	$16	$16	$15

	Six months ended June 30
	United States pension benefit expense		Non-United States pension benefit expense		Other postretirement benefits expense
	2013	2012	2013	2012	2013	2012
Service cost	$64	$58	$30	$24	$10	$8
Interest cost	74	67	39	38	17	19
Expected return on plan assets	(113)	(90)	(42)	(38)	(3)	(3)
Amortization	66	58	14	8	7	7
	91	93	41	32	31	31
Settlement loss	16	9	—	2	—	—
Total expense	$107	$102	$41	$34	$31	$31

Equity (Tables)	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Change in Shareholders' equity
The changes in Shareholders’ equity follow:

	Eaton shareholders’ equity	Noncontrolling interests	Total equity
Balance at December 31, 2012	$15,113	$42	$15,155
Net income	872	5	877
Other comprehensive loss	(306)	—	(306)
Cash dividends paid	(397)	(4)	(401)
Issuance of shares under equity-based compensation plans - net	106	—	106
Balance at June 30, 2013	$15,388	$43	$15,431

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The changes in Accumulated other comprehensive loss follow:

	Currency translation and related hedging instruments	Pensions and other postretirement benefits	Cash flow hedges	Total
Balance at December 31, 2012	$(367)	$(1,599)	$2	$(1,964)
Other comprehensive (loss) income before reclassifications	(390)	23	(6)	(373)
Amounts reclassified from Accumulated other comprehensive (loss) income	—	66	1	67
Net current-period other comprehensive (loss) income	(390)	89	(5)	(306)
Balance at June 30, 2013	$(757)	$(1,510)	$(3)	$(2,270)

Reclassification out of accumulated other comprehensive income [Table Text Block]
The reclassifications out of Accumulated other comprehensive loss follow:

	Six months ended June 30, 2013	Consolidated Statements of Income classification
Amortization of defined benefit pension items
Actuarial loss	$(103)	[1]
	(103)
Tax benefit	37
Total, net of tax	(66)

Gains and losses on cash flow hedges
Floating-to-fixed interest rate swaps	(1)	Interest expense - net
Currency exchange contracts	1	Cost of products sold
Commodity contracts	(1)	Cost of products sold
	(1)
Tax expense	—
Total, net of tax	(1)

Total reclassifications for the period	$(67)

Calculation of net income per ordinary share attributable to ordinary shareholders
A summary of the calculation of net income per ordinary share attributable to shareholders follows:

	Three months ended June 30		Six months ended June 30
(Shares in millions)	2013	2012	2013	2012
Net income attributable to Eaton ordinary shareholders	$494	$382	$872	$693

Weighted-average number of ordinary shares outstanding - diluted	476.3	339.5	475.7	339.6
Less dilutive effect of equity-based compensation	2.9	2.5	3.1	3.4
Weighted-average number of ordinary shares outstanding - basic	473.4	337.0	472.6	336.2

Net income per ordinary share
Diluted	$1.04	$1.12	$1.83	$2.04
Basic	1.04	1.13	1.84	2.06

Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Measurements (Tables) [Abstract]
Summary of financial instruments recognized at fair value and fair value measurement used
A summary of financial instruments recognized at fair value, and the fair value measurements used, follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)
June 30, 2013
Cash	$628	$628	$—	$—
Short-term investments	368	368	—	—
Net derivative contracts	(13)	—	(13)	—
Long-term debt converted to floating interest rates by interest rate swaps - net	(1)	—	(1)	—

December 31, 2012
Cash	$577	$577	$—	$—
Short-term investments	527	527	—	—
Net derivative contracts	83	—	83	—
Long-term debt converted to floating interest rates by interest rate swaps - net	87	—	87	—

Derivative Financial Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments recognized in the consolidated Balance sheet
The fair value of derivative financial instruments recognized in the Condensed Consolidated Balance Sheets follows:

	Notional amount	Other current assets	Other long-term assets	Other current liabilities	Other long-term liabilities	Type of hedge	Term
June 30, 2013
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$2,390	$2	$43	$—	$46	Fair value	9 months to 21 years
Floating-to-fixed interest rate swaps	300	—	—	1	—	Cash flow	1 year
Currency exchange contracts	442	4	—	9	—	Cash flow	12 to 36 months
Commodity contracts	1	—	—	—	—	Cash flow	12 months
Total		$6	$43	$10	$46

Derivatives not designated as hedges
Currency exchange contracts	$4,165	$29		$35			12 months
Commodity contracts	2	—		—			12 months
Total		$29		$35

December 31, 2012
Derivatives designated as hedges
Fixed-to-floating interest rate swaps	$1,290	$2	$85	$—	$—	Fair value	6 months to 21 years
Floating-to-fixed interest rate swaps	300	—	—	—	2	Cash flow	1 year
Currency exchange contracts	451	9	—	4	—	Cash flow	12 to 36 months
Commodity contracts	17	—	—	—	—	Cash flow	12 months
Total		$11	$85	$4	$2

Derivatives not designated as hedges
Currency exchange contracts	$4,997	$23		$31			12 months
Commodity contracts	19	1		—			12 months
Total		$24		$31

Amounts recognized in accumulated other comprehensive income (loss)
Amounts recognized in Accumulated other comprehensive income (loss) follow:

	Three months ended June 30
	2013		2012
	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)
Derivatives designated as cash flow hedges
Floating-to-fixed interest rate swaps	$—	$(1)	$(1)	$(1)
Currency exchange contracts	1	—	(3)	1
Commodity contracts	(1)	(1)	(4)	(2)
Total	$—	$(2)	$(8)	$(2)

	Six months ended June 30
	2013		2012
	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)	Gain (loss) recognized in Accumulated other comprehensive income (loss)	Gain (loss) reclassified from Accumulated other comprehensive income (loss)
Derivatives designated as cash flow hedges
Floating-to-fixed interest rate swaps	$—	$(1)	$(2)	$(1)
Foreign currency exchange contracts	(8)	1	6	(1)
Commodity contracts	(1)	(1)	—	(4)
Total	$(9)	$(1)	$4	$(6)

Amounts recognized in net income
Amounts recognized in net income follow:

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Derivatives designated as fair value hedges
Fixed-to-floating interest rate swaps	$(80)	$24	$(88)	$14
Related long-term debt converted to floating interest rates by interest rate swaps	80	(24)	88	(14)
	$—	$—	$—	$—

Inventory (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Components of inventories
The components of inventory follow:

	June 30, 2013	December 31, 2012
Raw materials	$978	$919
Work-in-process	421	424
Finished goods	1,127	1,129
Inventory at FIFO	2,526	2,472
Excess of FIFO over LIFO cost	(121)	(133)
Total inventory	$2,405	$2,339

Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Business Segment Information

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Net sales
Electrical Products	$1,758	$903	$3,418	$1,789
Electrical Systems and Services	1,624	913	3,145	1,765
Hydraulics	772	769	1,528	1,504
Aerospace	446	436	880	866
Vehicle	1,002	1,047	1,941	2,104
Total net sales	$5,602	$4,068	$10,912	$8,028

Segment operating profit
Electrical Products	$272	$151	$513	$290
Electrical Systems and Services	227	91	437	167
Hydraulics	104	123	182	232
Aerospace	67	59	129	119
Vehicle	172	168	304	328
Total segment operating profit	842	592	1,565	1,136

Corporate
Amortization of intangible assets	(108)	(42)	(215)	(84)
Interest expense - net	(71)	(30)	(146)	(58)
Pension and other postretirement benefits expense	(43)	(39)	(81)	(80)
Inventory step-up adjustment	(1)	(1)	(34)	(3)
Other corporate expense - net	(85)	(61)	(155)	(124)
Income before income taxes	534	419	934	787
Income tax expense	37	37	57	94
Net income	497	382	877	693
Less net income for noncontrolling interests	(3)	—	(5)	—
Net income attributable to Eaton ordinary shareholders	$494	$382	$872	$693

Acquisition Integration Charges by Segment [Table Text Block]
Business segment operating profit was reduced by acquisition integration charges as follows:

	Three months ended June 30		Six months ended June 30
	2013	2012	2013	2012
Electrical Products	$12	$—	$15	$—
Electrical Systems and Services	11	5	16	7
Hydraulics	8	3	20	4
Total	$31	$8	$51	$11

Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Condensed Financial Statements [Table Text Block]
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE THREE MONTHS ENDED JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$—	$1,743	$1,626	$3,421	$(1,188)	$5,602

Cost of products sold	—	1,352	1,179	2,527	(1,188)	3,870
Selling and administrative expense	2	365	178	415	—	960
Research and development expense	—	67	48	46	—	161
Interest expense (income) - net	—	69	7	(5)	—	71
Other expense (income) - net	—	18	15	(27)	—	6
Equity in (earnings) loss of subsidiaries, net of tax	(569)	(307)	395	(239)	720	—
Intercompany expense (income) - net	61	(111)	(860)	910	—	—
Income (loss) before income taxes	506	290	664	(206)	(720)	534
Income tax expense (benefit)	12	(42)	20	47	—	37
Net income (loss)	494	332	644	(253)	(720)	497
Less net income for noncontrolling interests	—	—	—	(3)	—	(3)
Net income (loss) attributable to Eaton ordinary shareholders	$494	$332	$644	$(256)	$(720)	$494

Other comprehensive loss	$(72)	$(41)	$(72)	$(180)	$293	$(72)
Total comprehensive income (loss) income attributable to Eaton ordinary shareholders	$422	$291	$572	$(436)	$(427)	$422
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE THREE MONTHS ENDED JUNE 30, 2012

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$1,764	$658	$2,589	$(943)	$4,068

Cost of products sold	1,377	496	1,886	(944)	2,815
Selling and administrative expense	313	82	295	—	690
Research and development expense	59	23	24	—	106
Interest expense (income) - net	34	2	(6)	—	30
Other expense (income) - net	—	6	2	—	8
Equity in (earnings) loss of subsidiaries, net of tax	(360)	(17)	—	377	—
Intercompany (income) expense - net	(65)	(5)	70	—	—
Income before income taxes	406	71	318	(376)	419
Income tax expense (benefit)	24	20	(8)	1	37
Net income	382	51	326	(377)	382
Less net income for noncontrolling interests	—	—	—	—	—
Net income attributable to Eaton ordinary shareholders	$382	$51	$326	$(377)	$382

Other comprehensive loss	$(242)	$(8)	$(255)	$263	$(242)
Total comprehensive income attributable to Eaton ordinary shareholders	$140	$43	$71	$(114)	$140
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$—	$3,331	$3,199	$6,693	$(2,311)	$10,912

Cost of products sold	—	2,592	2,374	4,950	(2,311)	7,605
Selling and administrative expense	4	711	371	832	—	1,918
Research and development expense	—	128	92	93	—	313
Interest expense (income) - net	—	143	14	(11)	—	146
Other expense (income) - net	—	14	22	(40)	—	(4)
Equity in (earnings) loss of subsidiaries, net of tax	(1,013)	(624)	(172)	(405)	2,214	—
Intercompany expense (income) - net	125	(214)	(684)	773	—	—
Income before income taxes	884	581	1,182	501	(2,214)	934
Income tax expense (benefit)	12	(45)	(17)	107	—	57
Net income	872	626	1,199	394	(2,214)	877
Less net income for noncontrolling interests	—	—	—	(5)	—	(5)
Net income attributable to Eaton ordinary shareholders	$872	$626	$1,199	$389	$(2,214)	$872

Other comprehensive loss	$(306)	$(64)	$(306)	$(571)	$941	$(306)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	$566	$562	$893	$(182)	$(1,273)	$566
CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME FOR THE SIX MONTHS ENDED JUNE 30, 2012

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net sales	$3,444	$1,343	$5,095	$(1,854)	$8,028

Cost of products sold	2,693	1,010	3,719	(1,853)	5,569
Selling and administrative expense	641	166	585	—	1,392
Research and development expense	111	48	52	—	211
Interest expense (income) - net	69	4	(15)	—	58
Other expense - net	—	5	6	—	11
Equity in (earnings) loss of subsidiaries, net of tax	(672)	(31)	—	703	—
Intercompany (income) expense - net	(124)	(9)	133	—	—
Income before income taxes	726	150	615	(704)	787
Income tax expense	33	44	17	—	94
Net income	693	106	598	(704)	693
Less net income for noncontrolling interests	—	—	—	—	—
Net income attributable to Eaton ordinary shareholders	$693	$106	$598	$(704)	$693

Other comprehensive (loss) income	$(16)	$5	$(82)	$77	$(16)
Total comprehensive income attributable to Eaton ordinary shareholders	$677	$111	$516	$(627)	$677

CONDENSED CONSOLIDATING BALANCE SHEETS JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$4	$44		$7		$573		$—	$628
Short-term investments	—	—		17		351		—	368
Accounts receivable - net	—	63		1,086		2,671		—	3,820
Intercompany accounts receivable	19	918		2,546		3,841		(7,324)	—
Inventory	—	344		610		1,490		(39)	2,405
Prepaid expenses and other current assets	—	518		177		302		11	1,008
Total current assets	23	1,887		4,443		9,228		(7,352)	8,229

Property, plant and equipment - net	—	952		781		2,016		—	3,749

Other noncurrent assets			—		—		—
Goodwill	—	1,382		9,264		3,403		—	14,049
Other intangible assets	—	220		4,014		2,952		—	7,186
Deferred income taxes	—	926		48		195		—	1,169
Investment in subsidiaries	23,038	8,187		30,055		8,229		(69,509)	—
Intercompany loans receivable	—	7,526		2,018		18,049		(27,593)	—
Other assets	—	408		94		373		—	875
Total assets	$23,061	$21,488		$50,717		$44,445		$(104,454)	$35,257

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$—	$101		$—		$14		$—	$115
Current portion of long-term debt	—	553		8		14		—	575
Accounts payable	—	484		364		1,197		—	2,045
Intercompany accounts payable	—	3,301		3,356		667		(7,324)	—
Accrued compensation	—	80		43		245		—	368
Other current liabilities	13	566		382		920		(3)	1,878
Total current liabilities	13	5,085		4,153		3,057		(7,327)	4,981

Noncurrent liabilities
Long-term debt	—	7,735		1,316		18		—	9,069
Pension liabilities	—	781		219		805		—	1,805
Other postretirement benefits liabilities	—	451		187		98		—	736
Deferred income taxes	—	—		1,519		782		—	2,301
Intercompany loans payable	7,660	1,967		17,006		960		(27,593)	—
Other noncurrent liabilities	—	527		95		312		—	934
Total noncurrent liabilities	7,660	11,461		20,342		2,975		(27,593)	14,845

Shareholders’ equity
Eaton shareholders' equity	15,388	4,942		26,222		38,380		(69,544)	15,388
Noncontrolling interests	—	—		—		33		10	43
Total equity	15,388	4,942		26,222		38,413		(69,534)	15,431
Total liabilities and equity	$23,061	$21,488		$50,717		$44,445		$(104,454)	$35,257
CONDENSED CONSOLIDATING BALANCE SHEETS DECEMBER 31, 2012

	Eaton Corporation plc	Eaton Corporation		Subsidiary Guarantors		Other subsidiaries		Consolidating adjustments	Total
Assets
Current assets
Cash	$7	$54		$14		$502		$—	$577
Short-term investments	—	25		38		464		—	527
Accounts receivable - net	—	624		413		2,473		—	3,510
Intercompany accounts receivable	38	365		4,693		5,643		(10,739)	—
Inventory	—	341		563		1,474		(39)	2,339
Prepaid expenses and other current assets	—	391		198		273		9	871
Total current assets	45	1,800		5,919		10,829		(10,769)	7,824

Property, plant and equipment - net	—	934		793		2,096		—	3,823

Other noncurrent assets			—		—		—
Goodwill	—	1,382		9,381		3,448		—	14,211
Other intangible assets	—	231		4,104		3,133		—	7,468
Deferred income taxes	—	941		94		219		—	1,254
Investment in subsidiaries	20,662	7,678		14,428		6,365		(49,133)	—
Intercompany loans receivable	—	7,650		13,262		14,125		(35,037)	—
Other assets	—	460		90		1,154		—	1,704
Total assets	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284

Liabilities and shareholders’ equity
Current liabilities
Short-term debt	$—	$753		$—		$4		$—	$757
Current portion of long-term debt	—	303		8		3		—	314
Accounts payable	—	424		343		1,112		—	1,879
Intercompany accounts payable	2	2,794		4,855		3,088		(10,739)	—
Accrued compensation	—	129		76		258		—	463
Other current liabilities	—	523		424		1,114		(4)	2,057
Total current liabilities	2	4,926		5,706		5,579		(10,743)	5,470

Noncurrent liabilities
Long-term debt	—	8,397		1,331		34		—	9,762
Pension liabilities	—	895		255		854		—	2,004
Other postretirement benefits liabilities	—	454		189		97		—	740
Deferred income taxes	—	—		1,546		795		—	2,341
Intercompany loans payable	5,592	1,401		14,857		13,187		(35,037)	—
Other noncurrent liabilities	—	440		86		286		—	812
Total noncurrent liabilities	5,592	11,587		18,264		15,253		(35,037)	15,659

Shareholders’ equity
Eaton shareholders' equity	15,113	4,563		24,101		20,505		(49,169)	15,113
Noncontrolling interests	—	—		—		32		10	42
Total equity	15,113	4,563		24,101		20,537		(49,159)	15,155
Total liabilities and equity	$20,707	$21,076		$48,071		$41,369		$(94,939)	$36,284
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2013

	Eaton Corporation plc	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash provided by (used in) operating activities	$71	$234	$557	$(151)	$(2)	$709

Investing activities
Capital expenditures for property, plant and equipment	—	(86)	(34)	(131)	—	(251)
Cash paid for acquisitions of businesses, net of cash acquired	—	—	—	(11)	—	(11)
Sales of short-term investments - net	—	25	21	102	—	148
Loans to affiliates	—	(50)	—	(1,912)	1,962	—
Repayments of loans from affiliates	—	28	88	1,876	(1,992)	—
Proceeds from sale of business	—	—	—	761	—	761
Other - net	—	(18)	(13)	(10)	—	(41)
Net cash (used in) provided by investing activities	—	(101)	62	675	(30)	606

Financing activities
Proceeds from borrowings	—	17	—	11	—	28
Payments on borrowings	—	(972)	(1)	(4)	—	(977)
Proceeds from borrowings from affiliates	—	1,560	352	50	(1,962)	—
Payments on borrowings from affiliates	—	(1,688)	(188)	(116)	1,992	—
Other intercompany financing activities	323	840	(789)	(374)	—	—
Cash dividends paid	(397)	—	—	—	—	(397)
Cash dividends paid to affiliates	—	—	—	(2)	2	—
Exercise of employee stock options	—	78	—	—	—	78
Excess tax benefit from equity-based compensation	—	22	—	—	—	22
Other - net	—	—	—	(4)	—	(4)
Net cash (used in) financing activities	(74)	(143)	(626)	(439)	32	(1,250)

Effect of currency on cash	—	—	—	(14)	—	(14)
Total (decrease) increase in cash	(3)	(10)	(7)	71	—	51
Cash at the beginning of the period	7	54	14	502	—	577
Cash at the end of the period	$4	$44	$7	$573	$—	$628
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2012

	Eaton Corporation	Subsidiary Guarantors	Other subsidiaries	Consolidating adjustments	Total
Net cash (used in) provided by operating activities	$(111)	$24	$458	$—	$371

Investing activities
Capital expenditures for property, plant and equipment	(135)	(18)	(78)	—	(231)
Cash paid for acquisitions of businesses, net of cash acquired	1	—	(366)	—	(365)
Sales (purchases) of short-term investments - net	50	—	(15)	—	35
Loans to affiliates	(173)	—	(4,342)	4,515	—
Repayments of loans from affiliates	136	—	4,365	(4,501)	—
Proceeds from sale of business	2	—	1	—	3
Other - net	(26)	(6)	8	—	(24)
Net cash used in investing activities	(145)	(24)	(427)	14	(582)

Financing activities
Proceeds from borrowings	600	—	—	—	600
Payments on borrowings	(3)	(13)	(2)	—	(18)
Payments of financing costs	—	—	—	—	—
Proceeds from borrowings from affiliates	4,342	—	173	(4,515)	—
Payments on borrowings from affiliates	(4,365)	—	(136)	4,501	—
Other intercompany financing activities	(10)	11	(1)	—	—
Cash dividends paid	(255)	—	—	—	(255)
Cash dividends paid to affiliates	—	—	—	—	—
Exercise of employee stock options	44	—	—	—	44
Excess tax benefit from equity-based compensation	21	—	—	—	21
Other - net	(50)	—	3	—	(47)
Net cash provided by (used in) financing activities	324	(2)	37	(14)	345

Effect of currency on cash	—	—	6	—	6
Total increase (decrease) in cash	68	(2)	74	—	140
Cash at the beginning of the period	120	3	262	—	385
Cash at the end of the period	$188	$1	$336	$—	$525

Acquisitions of Businesses (Details) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012 Cooper Industries plc [Domain]	Nov. 30, 2012 Cooper Industries plc [Domain] Electrical Systems and Services; Electrical Products [Member]	Sep. 30, 2012 Rolec Comercial e Industrial S.A. [Domain] Electrical Systems and Services [Member]	Dec. 31, 2011 Jeil Hydraulics Co. Ltd. [Member] Hydraulics [Member]	Dec. 31, 2011 Polimer Kaucuk Sanayi ve Pazarlama A.S. [Domain] Hydraulics [Member]	Dec. 31, 2011 Gycom Electrical Low-Voltage Power Distribution, Control and Automation [Domain] Electrical Systems and Services [Member]
Business Acquisition [Line Items]
Purchase price of Cooper	$ 13,192
Business acquisition, revenue reported by acquired entity for last annual period		$ 5,409	$ 85	$ 189	$ 335	$ 24

Acquisitions of Businesses Disposal of Business (Details) (Apex [Member], USD $) In Billions, unless otherwise specified	Feb. 01, 2013	Jul. 31, 2010
Apex [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cooper and Danaher joint ownership in Apex		50.00%
Cooper and Danaher representation and voting interest on Apex Board of Directors		50.00%
Sale of Apex to Bain Capital by Cooper and Danaher	$ 1.6

Acquisitions of Businesses Assets and Liabilities Acquired (Details) (Cooper Industries plc [Domain], USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Business Acquisition [Line Items]
Working capital accounts acquired	$ 2,314	[1]
Prepaid expenses and other current assets	339
Property, plant, and equipment	940
Investment in Apex Tool Group, LLC	800
Intangible assets	4,577
Other assets	35
Debt	(1,221)
Accounts payable	(519)
Other current liabilities	(634)
Other noncurrent liabilites	(1,943)
Total identifiable net assets	4,688
Goodwill	8,504
Total consideration	13,192
Revised purchase price allocation [Domain]
Business Acquisition [Line Items]
Working capital accounts acquired	2,304	[1]
Prepaid expenses and other current assets	204
Property, plant, and equipment	885
Investment in Apex Tool Group, LLC	807
Intangible assets	5,250
Other assets	35
Debt	(1,221)
Accounts payable	(519)
Other current liabilities	(673)
Other noncurrent liabilites	(2,185)
Total identifiable net assets	4,887
Goodwill	8,305
Total consideration	13,192
Purchase Price Allocation Adjustments [Member]
Business Acquisition [Line Items]
Working capital accounts acquired	(10)	[1]
Prepaid expenses and other current assets	(135)
Property, plant, and equipment	(55)
Investment in Apex Tool Group, LLC	7
Intangible assets	673
Other assets	0
Debt	0
Accounts payable	0
Other current liabilities	(39)
Other noncurrent liabilites	(242)
Total identifiable net assets	199
Goodwill	(199)
Total consideration	$ 0

[1]	Working capital accounts include Cash, Short-term investments, Accounts receivable and Inventory.

Acquisition Integration and Restructuring Charges (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Acquisition Integration Charges
Acquistion integration charges	$ 31		$ 8	$ 51	$ 11
Total acquistion integration charges	37		9	63	12
Transaction costs [Abstract]
Corporate transaction costs	2			7
Total transaction cost			7		7
Total acquistiion integration charges and transaction costs before income taxes	39		16	70	19
Total after income taxes	25		10	47	12
Per ordinary share - diluted	$ 0.05		$ 0.03	$ 0.1	$ 0.04
Restructuring and related charges		50		17
Severance costs		34
Non-cash restructuring charges		16
Restructuring reserve, current	36			36
Electrical Products [Member]
Acquisition Integration Charges
Acquistion integration charges	12		0	15	0
Electrical Systems and Services [Member]
Acquisition Integration Charges
Acquistion integration charges	11		5	16	7
Hydraulics [Member]
Acquisition Integration Charges
Acquistion integration charges	8		3	20	4
Corporate, Non-Segment [Member]
Acquisition Integration Charges
Acquistion integration charges	6		1	12	1
Transaction costs [Abstract]
Corporate transaction costs	$ 2		$ 7	$ 7	$ 7

Goodwill (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 14,049	$ 14,211
Electrical Products [Member]
Goodwill [Line Items]
Goodwill	5,787	5,874
Electrical Systems and Services [Member]
Goodwill [Line Items]
Goodwill	5,486	5,531
Hydraulics [Member]
Goodwill [Line Items]
Goodwill	1,383	1,404
Aerospace [Member]
Goodwill [Line Items]
Goodwill	1,038	1,045
Vehicle [Member]
Goodwill [Line Items]
Goodwill	$ 355	$ 357

Debt Bridge Loan (Details) (Cooper Industries plc [Domain], USD $)	Feb. 01, 2013	Nov. 30, 2012	May 21, 2012
Cooper Industries plc [Domain]
Short-term Debt [Line Items]
Bridge facility length of time			364 days
Bridge loan borrowings		$ 1,669,000,000
Bridge loan			6,750,000,000
Bridge loan repayment	$ 1,669,000,000

Retirement Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
United States pension benefit expense [Member]
Retirement benefit plans expense
Service cost	$ 32	$ 29	$ 64	$ 58
Interest cost	37	33	74	67
Expected return on plan assets	(56)	(45)	(113)	(90)
Amortization	33	29	66	58
Total	46	46	91	93
Settlement loss	10	5	16	9
Total expense	56	51	107	102
Non-United States pension benefit expense [Member]
Retirement benefit plans expense
Service cost	15	12	30	24
Interest cost	19	19	39	38
Expected return on plan assets	(21)	(19)	(42)	(38)
Amortization	7	4	14	8
Total	20	16	41	32
Settlement loss	0	0	0	2
Total expense	20	16	41	34
Other postretirement benefit expense [Member]
Retirement benefit plans expense
Service cost	5	4	10	8
Interest cost	8	10	17	19
Expected return on plan assets	(1)	(2)	(3)	(3)
Amortization	4	3	7	7
Total	16	15	31	31
Settlement loss	0	0	0	0
Total expense	$ 16	$ 15	$ 31	$ 31

Legal Contingencies (Details) In Millions, unless otherwise specified	Sep. 28, 2012 Meritor [Member] USD ($)	Aug. 19, 2011 Meritor [Member] USD ($)	Jun. 09, 2011 Meritor [Member] USD ($)	Dec. 31, 2010 Raysul [Member] USD ($)	Dec. 31, 2010 Raysul [Member] BRL	Jun. 30, 2013 Raysul [Member] USD ($)	Jun. 30, 2013 Raysul [Member] BRL
Loss Contingencies [Line Items]
Loss Contingency Accrual						$ 32	71
Loss Contingency Accrual, Provision				27	60	5	11
Meritor Judgment motion denial zero damages and no injuctive relief			0
Final judgment of Eaton's liability by US district court in Meritor lawsuit		0
Court of Appeals, Third District, judgment reversal in favor of Meritor	$ 0

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Income Tax Contingency [Line Items]
Effective tax rate	7.00%	8.70%	6.10%	11.90%
Penalties associated with IRS Statutory Notice of Deficiency proposed assessment					$ 52
IRS Statutory Notice of Deficiency proposed assessment of additional federal taxes					$ 75

Equity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Amounts reclassified from Accumulated other comprehensive (loss) income			$ 67
Net current-period other comprehensive (loss) income	(72)	(242)	(306)	(16)
Stock options excluded from calculation of diluted net income per ordinary share	0.2	2.4	0.1	1.7
Eaton Shareholders' Equity [Member]
Net current-period other comprehensive (loss) income			(306)
Noncontrolling Interest [Member]
Net current-period other comprehensive (loss) income			0
Cash Flow Hedges [Member]
Balance at December 31, 2012			2
Other comprehensive income (loss) before reclassifications			(6)
Amounts reclassified from Accumulated other comprehensive (loss) income			(1)
Net current-period other comprehensive (loss) income			(5)
Balance at June 30, 2013	(3)		(3)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance at December 31, 2012			(1,964)
Other comprehensive income (loss) before reclassifications			(373)
Amounts reclassified from Accumulated other comprehensive (loss) income			67
Net current-period other comprehensive (loss) income			(306)
Balance at June 30, 2013	(2,270)		(2,270)
Currency translation and related hedging instruments [Member]
Balance at December 31, 2012			(367)
Other comprehensive income (loss) before reclassifications			(390)
Amounts reclassified from Accumulated other comprehensive (loss) income			0
Net current-period other comprehensive (loss) income			(390)
Balance at June 30, 2013	(757)		(757)
Pension and other postretirement benefits [Member]
Balance at December 31, 2012			(1,599)
Other comprehensive income (loss) before reclassifications			23
Amounts reclassified from Accumulated other comprehensive (loss) income			(66)
Net current-period other comprehensive (loss) income			89
Balance at June 30, 2013	$ (1,510)		$ (1,510)

Equity (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Calculation of net income per ordinary share attributable to ordinary shareholders
Net income attributable to Eaton ordinary shareholders	$ 494	$ 382	$ 872	$ 693
Weighted-average number of ordinary shares outstanding - diluted	476.3	339.5	475.7	339.6
Less dilutive effect of equity-based compensation	2.9	2.5	3.1	3.4
Weighted-average number of ordinary shares outstanding - basic	473.4	337	472.6	336.2
Net income per ordinary share
Diluted	$ 1.04	$ 1.12	$ 1.83	$ 2.04
Basic	$ 1.04	$ 1.13	$ 1.84	$ 2.06

Equity (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Amortization of defined benefit pension items [Abstract]
Actuarial loss	$ (103) [1]
Amortization of defined benefit pension reclassifications before tax	(103)
Tax benefit	37
Total, net of tax	(66)
Gain and losses on cash flow hedges [Abstract]
Gain and losses on cash flow hedges	(1)
Tax expense	0
Total, net of tax	(1)
Total reclassifications for the period	(67)
Interest Expense [Member]
Gain and losses on cash flow hedges [Abstract]
Floating-to-fixed interest rate swaps	(1)
Cost of Products sold [Member]
Gain and losses on cash flow hedges [Abstract]
Currency exchange contracts	1
Commodity contracts	$ (1)

[1]	These components of Accumulated other comprehensive loss are included in the computation of net periodic pension cost. See Note 6 for additional information about defined benefit pension items.

Equity Shareholders's Equity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Changes in Shareholders' equity
Balance at December 31, 2012			$ 15,155
Net income	497	382	877	693
Net current-period other comprehensive (loss) income	(72)	(242)	(306)	(16)
Cash dividends paid			(401)
Issuance of shares under equity-based compensation plans-net			106
Balance at June 30, 2013	15,431		15,431
Parent [Member]
Changes in Shareholders' equity
Balance at December 31, 2012			15,113
Net income			872
Net current-period other comprehensive (loss) income			(306)
Cash dividends paid			(397)
Issuance of shares under equity-based compensation plans-net			106
Balance at June 30, 2013	15,388		15,388
Noncontrolling Interest [Member]
Changes in Shareholders' equity
Balance at December 31, 2012			42
Net income			5
Net current-period other comprehensive (loss) income			0
Cash dividends paid			(4)
Issuance of shares under equity-based compensation plans-net			0
Balance at June 30, 2013	$ 43		$ 43

Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash	$ 628	$ 577	$ 525	$ 385
Short-term investments	368	527
Net derivative contracts	(13)	83
Long-term debt converted to floating interest rates by interest rate swaps - net	(1)	87
Quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash	628	577
Short-term investments	368	527
Net derivative contracts	0	0
Long-term debt converted to floating interest rates by interest rate swaps - net	0	0
Other Observable inputs Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash	0	0
Short-term investments	0	0
Net derivative contracts	(13)	83
Long-term debt converted to floating interest rates by interest rate swaps - net	(1)	87
Unobservable inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash	0	0
Short-term investments	0	0
Net derivative contracts	0	0
Long-term debt converted to floating interest rates by interest rate swaps - net	$ 0	$ 0

Fair Value Measurements Other Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Carrying value of long-term debt and current portion of long-term debt	$ 9,644	$ 10,076
Fair value of long-term debt and current portion of long-term debt	$ 9,821	$ 10,793

Derivative Financial Instruments and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Debt denominated in foreign currency designated as non-derivative net investment hedging instrument	$ 101	$ 116
Percentage of intercompany balance sheet exposure	100.00%
Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	6	11
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	6	11
Derivative instruments not designated as hedging instruments, asset, at fair value	29	24
Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	43	85
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	43	85
Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	10	4
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	10	4
Derivative instruments not designated as hedging instruments, liability, at fair value	35	31
Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	46	2
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	46	2
Foreign currency exchange contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Period of derivatives not designated as hedges	12 months	12 months
Foreign currency exchange contracts (cash flow hedges) [Member] | Other current assets [Member]
Derivatives not designated as hedges
Derivative instruments not designated as hedging instruments, asset, at fair value	29	23
Foreign currency exchange contracts (cash flow hedges) [Member] | Other current liabilities [Member]
Derivatives not designated as hedges
Derivative instruments not designated as hedging instruments, liability, at fair value	35	31
Commodity contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Period of derivatives not designated as hedges	12 months	12 months
Commodity contracts (cash flow hedges) [Member] | Other current assets [Member]
Derivatives not designated as hedges
Derivative instruments not designated as hedging instruments, asset, at fair value	0	1
Commodity contracts (cash flow hedges) [Member] | Other current liabilities [Member]
Derivatives not designated as hedges
Derivative instruments not designated as hedging instruments, liability, at fair value	0	0
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member]
Derivatives not designated as hedges
Period of derivatives designated as hedges	9 months to 21 years	6 months to 21 years
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	2	2
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	2	2
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	43	85
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	43	85
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member] | Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	0
Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member] | Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	46	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	46	0
Fair Value Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain]
Derivatives not designated as hedges
Period of derivatives designated as hedges	1 year
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain]
Derivatives not designated as hedges
Period of derivatives designated as hedges		1 year
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain] | Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	1	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	1	0
Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain] | Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	2
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	2
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Period of derivatives designated as hedges	12 to 36 months	12 to 36 months
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	4	9
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	4	9
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member] | Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	9	4
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	9	4
Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member] | Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Period of derivatives designated as hedges	12 months	12 months
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member] | Other current assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member] | Other long-term assets [Member]
Derivatives designated as hedges
Derivative asset designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative asset designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member] | Other current liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	0
Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member] | Other long-term liabilities [Member]
Derivatives designated as hedges
Derivative liability designated as hedging instrument	0	0
Derivatives not designated as hedges
Derivative liability designated as hedging instrument	0	0
Designated as Hedging Instrument [Member] | Fair Value Hedging [Member] | Fixed-to-floating interest rate swaps [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	2,390	1,290
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Floating to Fixed Interest Rate Swap [Domain]
Derivatives not designated as hedges
Derivative, Notional Amount	300	300
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency exchange contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	442	451
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Commodity contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	1	17
Not Designated as Hedging Instrument [Member] | Foreign currency exchange contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	4,165	4,997
Not Designated as Hedging Instrument [Member] | Commodity contracts (cash flow hedges) [Member]
Derivatives not designated as hedges
Derivative, Notional Amount	$ 2	$ 19

Amounts Recognized in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Cost of Products sold [Member] | Net Investment Hedging [Member]
Amounts recognized in accumulated other comprehensive income (loss)
Gain (loss) recognized in accumulated other comprehensive income (loss)	$ 0	$ (8)	$ (9)	$ 4
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(2)	(2)	(1)	(6)
Interest Expense [Member] | Fair Value Hedging [Member]
Amounts recognized in net income
Gain (loss) recognized in net income	0	0	0	0
Floating to Fixed Interest Rate Swap [Domain] | Cost of Products sold [Member] | Cash Flow Hedges [Member]
Amounts recognized in accumulated other comprehensive income (loss)
Gain (loss) recognized in accumulated other comprehensive income (loss)	0	(1)	0	(2)
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(1)	(1)	(1)	(1)
Fixed-to-floating interest rate swaps [Member] | Interest Expense [Member] | Fair Value Hedging [Member]
Amounts recognized in net income
Gain (loss) recognized in net income	(80)	24	(88)	14
Currency exchange contracts [Member] | Cost of Products sold [Member] | Cash Flow Hedges [Member]
Amounts recognized in accumulated other comprehensive income (loss)
Gain (loss) recognized in accumulated other comprehensive income (loss)	1	(3)	(8)	6
Gain (loss) reclassified from accumulated other comprehensive income (loss)	0	1	1	(1)
Commodity Contract [Member] | Cost of Products sold [Member] | Cash Flow Hedges [Member]
Amounts recognized in accumulated other comprehensive income (loss)
Gain (loss) recognized in accumulated other comprehensive income (loss)	(1)	(4)	(1)	0
Gain (loss) reclassified from accumulated other comprehensive income (loss)	(1)	(2)	(1)	(4)
Related long term debt converted to floating interest rates by interest rate swaps [Member] | Interest Expense [Member] | Fair Value Hedging [Member]
Amounts recognized in net income
Gain (loss) recognized in net income	$ 80	$ (24)	$ 88	$ (14)

Inventory (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 978	$ 919
Work-in-process	421	424
Finished goods	1,127	1,129
Inventory at FIFO	2,526	2,472
Excess of FIFO over LIFO cost	(121)	(133)
Total inventory	$ 2,405	$ 2,339

Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Business Segment Information
Net sales	$ 5,602	$ 4,068	$ 10,912	$ 8,028
Segment operating profit	842	592	1,565	1,136
Amortization of intangible assets	(108)	(42)	(215)	(84)
Interest expense - net	(71)	(30)	(146)	(58)
Pension and other postretirement benefits expense	(43)	(39)	(81)	(80)
Inventory step-up adjustment	(1)	(1)	(34)	(3)
Other corporate expense - net	(85)	(61)	(155)	(124)
Income before income taxes	534	419	934	787
Income tax expense	37	37	57	94
Net income	497	382	877	693
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	494	382	872	693
Electrical Products [Member]
Business Segment Information
Net sales	1,758	903	3,418	1,789
Segment operating profit	272	151	513	290
Electrical Systems and Services [Member]
Business Segment Information
Net sales	1,624	913	3,145	1,765
Segment operating profit	227	91	437	167
Hydraulics [Member]
Business Segment Information
Net sales	772	769	1,528	1,504
Segment operating profit	104	123	182	232
Aerospace [Member]
Business Segment Information
Net sales	446	436	880	866
Segment operating profit	67	59	129	119
Vehicle [Member]
Business Segment Information
Net sales	1,002	1,047	1,941	2,104
Segment operating profit	$ 172	$ 168	$ 304	$ 328

Business Segment Information New Business Segments - Results of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Net sales	$ 5,602	$ 4,068	$ 10,912	$ 8,028
Operating profit	842	592	1,565	1,136
Acquistion integration charges	31	8	51	11
Electrical Systems and Services [Member]
Segment Reporting Information [Line Items]
Net sales	1,624	913	3,145	1,765
Operating profit	227	91	437	167
Acquistion integration charges	11	5	16	7
Vehicle [Member]
Segment Reporting Information [Line Items]
Net sales	1,002	1,047	1,941	2,104
Operating profit	172	168	304	328
Electrical Products [Member]
Segment Reporting Information [Line Items]
Net sales	1,758	903	3,418	1,789
Operating profit	272	151	513	290
Acquistion integration charges	$ 12	$ 0	$ 15	$ 0

Business Segment Information Business Segment Acquisition Charges (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Acquistion integration charges	$ 31	$ 8	$ 51	$ 11
Acquisition related transaction costs	2		7
Total business acquistion transaction cost		7		7
Electrical Products [Member]
Segment Reporting Information [Line Items]
Acquistion integration charges	12	0	15	0
Electrical Systems and Services [Member]
Segment Reporting Information [Line Items]
Acquistion integration charges	11	5	16	7
Hydraulics [Member]
Segment Reporting Information [Line Items]
Acquistion integration charges	8	3	20	4
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Acquistion integration charges	6	1	12	1
Acquisition related transaction costs	$ 2	$ 7	$ 7	$ 7

Condensed Consolidating Financial Information Condensed Income Statement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Condensed Income Statements, Captions [Line Items]
Net sales	$ 5,602	$ 4,068	$ 10,912	$ 8,028
Cost of products sold	3,870	2,815	7,605	5,569
Selling and administrative expense	960	690	1,918	1,392
Research and development expense	161	106	313	211
Interest expense - net	71	30	146	58
Other expense (income) - net	6	8	(4)	11
Equity in (earnings) loss of subsidiaries, net of tax	0	0	0	0
Intercompany expense (income)	0	0	0	0
Income before income taxes	534	419	934	787
Income tax expense	37	37	57	94
Net income	497	382	877	693
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	494	382	872	693
Other comprehensive income (loss)	(72)	(242)	(306)	(16)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	422	140	566	677
Eaton Corporation plc [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	0		0
Cost of products sold	0		0
Selling and administrative expense	2		4
Research and development expense	0		0
Interest expense - net	0		0
Other expense (income) - net	0		0
Equity in (earnings) loss of subsidiaries, net of tax	(569)		(1,013)
Intercompany expense (income)	61		125
Income before income taxes	506		884
Income tax expense	12		12
Net income	494		872
Less net income for noncontrolling interests	0		0
Net income attributable to Eaton ordinary shareholders	494		872
Other comprehensive income (loss)	(72)		(306)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	422		566
Eaton Corporation [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	1,743	1,764	3,331	3,444
Cost of products sold	1,352	1,377	2,592	2,693
Selling and administrative expense	365	313	711	641
Research and development expense	67	59	128	111
Interest expense - net	69	34	143	69
Other expense (income) - net	18	0	14	0
Equity in (earnings) loss of subsidiaries, net of tax	(307)	(360)	(624)	(672)
Intercompany expense (income)	(111)	(65)	(214)	(124)
Income before income taxes	290	406	581	726
Income tax expense	(42)	24	(45)	33
Net income	332	382	626	693
Less net income for noncontrolling interests	0	0	0	0
Net income attributable to Eaton ordinary shareholders	332	382	626	693
Other comprehensive income (loss)	(41)	(242)	(64)	(16)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	291	140	562	677
Subsidiary Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	1,626	658	3,199	1,343
Cost of products sold	1,179	496	2,374	1,010
Selling and administrative expense	178	82	371	166
Research and development expense	48	23	92	48
Interest expense - net	7	2	14	4
Other expense (income) - net	15	6	22	5
Equity in (earnings) loss of subsidiaries, net of tax	395	(17)	(172)	(31)
Intercompany expense (income)	(860)	(5)	(684)	(9)
Income before income taxes	664	71	1,182	150
Income tax expense	20	20	(17)	44
Net income	644	51	1,199	106
Less net income for noncontrolling interests	0	0	0	0
Net income attributable to Eaton ordinary shareholders	644	51	1,199	106
Other comprehensive income (loss)	(72)	(8)	(306)	5
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	572	43	893	111
Other Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	3,421	2,589	6,693	5,095
Cost of products sold	2,527	1,886	4,950	3,719
Selling and administrative expense	415	295	832	585
Research and development expense	46	24	93	52
Interest expense - net	(5)	(6)	(11)	(15)
Other expense (income) - net	(27)	2	(40)	6
Equity in (earnings) loss of subsidiaries, net of tax	(239)	0	(405)	0
Intercompany expense (income)	910	70	773	133
Income before income taxes	(206)	318	501	615
Income tax expense	47	(8)	107	17
Net income	(253)	326	394	598
Less net income for noncontrolling interests	(3)	0	(5)	0
Net income attributable to Eaton ordinary shareholders	(256)	326	389	598
Other comprehensive income (loss)	(180)	(255)	(571)	(82)
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	(436)	71	(182)	516
Consolidating Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(1,188)	(943)	(2,311)	(1,854)
Cost of products sold	(1,188)	(944)	(2,311)	(1,853)
Selling and administrative expense	0	0	0	0
Research and development expense	0	0	0	0
Interest expense - net	0	0	0	0
Other expense (income) - net	0	0	0	0
Equity in (earnings) loss of subsidiaries, net of tax	720	377	2,214	703
Intercompany expense (income)	0	0	0	0
Income before income taxes	(720)	(376)	(2,214)	(704)
Income tax expense	0	1	0	0
Net income	(720)	(377)	(2,214)	(704)
Less net income for noncontrolling interests	0	0	0	0
Net income attributable to Eaton ordinary shareholders	(720)	(377)	(2,214)	(704)
Other comprehensive income (loss)	293	263	941	77
Total comprehensive income (loss) attributable to Eaton ordinary shareholders	$ (427)	$ (114)	$ (1,273)	$ (627)

Condensed Consolidating Financial Information Condensed Balance Sheet (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Nov. 14, 2012	Jun. 30, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of senior notes			$ 4,900,000,000
Cash	628,000,000	577,000,000		525,000,000	385,000,000
Short-term investments	368,000,000	527,000,000
Accounts receivable - net	3,820,000,000	3,510,000,000
Intercompany accounts receivable	0	0
Inventory	2,405,000,000	2,339,000,000
Prepaid expenses other current assets	1,008,000,000	871,000,000
Total current assets	8,229,000,000	7,824,000,000
Property, plant and equipment - net	3,749,000,000	3,823,000,000
Goodwill	14,049,000,000	14,211,000,000
Other intangible assets	7,186,000,000	7,468,000,000
Deferred income taxes	1,169,000,000	1,254,000,000
Investment in subsidiaries	0	0
Intercompany loans receivables	0	0
Other assets	875,000,000	1,704,000,000
Short-term Debt	115,000,000	757,000,000
Current portion of long-term debt	575,000,000	314,000,000
Total assets	35,257,000,000	36,284,000,000
Accounts payable	2,045,000,000	1,879,000,000
Intercompany accounts payable	0	0
Accrued compensation	368,000,000	463,000,000
Other current liabilities	1,878,000,000	2,057,000,000
Total current liabilities	4,981,000,000	5,470,000,000
Long-term debt	9,069,000,000	9,762,000,000
Pension liabilities	1,805,000,000	2,004,000,000
Other postretirement benefits liabilities	736,000,000	740,000,000
Deferred income taxes	2,301,000,000	2,341,000,000
Intercompany loans payable	0	0
Other noncurrent liabilities	934,000,000	812,000,000
Total noncurrent liabilities	14,845,000,000	15,659,000,000
Eaton shareholders' equity	15,388,000,000	15,113,000,000
Noncontrolling interests	43,000,000	42,000,000
Total equity	15,431,000,000	15,155,000,000
Total liabilities and equity	35,257,000,000	36,284,000,000
Eaton Corporation plc [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	4,000,000	7,000,000
Short-term investments	0	0
Accounts receivable - net	0	0
Intercompany accounts receivable	19,000,000	38,000,000
Inventory	0	0
Prepaid expenses other current assets	0	0
Total current assets	23,000,000	45,000,000
Property, plant and equipment - net	0	0
Goodwill	0	0
Other intangible assets	0	0
Deferred income taxes	0	0
Investment in subsidiaries	23,038,000,000	20,662,000,000
Intercompany loans receivables	0	0
Other assets	0	0
Short-term Debt	0	0
Current portion of long-term debt	0	0
Total assets	23,061,000,000	20,707,000,000
Accounts payable	0	0
Intercompany accounts payable	0	2,000,000
Accrued compensation	0	0
Other current liabilities	13,000,000	0
Total current liabilities	13,000,000	2,000,000
Long-term debt	0	0
Pension liabilities	0	0
Other postretirement benefits liabilities	0	0
Deferred income taxes	0	0
Intercompany loans payable	7,660,000,000	5,592,000,000
Other noncurrent liabilities	0	0
Total noncurrent liabilities	7,660,000,000	5,592,000,000
Eaton shareholders' equity	15,388,000,000	15,113,000,000
Noncontrolling interests	0	0
Total equity	15,388,000,000	15,113,000,000
Total liabilities and equity	23,061,000,000	20,707,000,000
Eaton Corporation [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	44,000,000	54,000,000		188,000,000	120,000,000
Short-term investments	0	25,000,000
Accounts receivable - net	63,000,000	624,000,000
Intercompany accounts receivable	918,000,000	365,000,000
Inventory	344,000,000	341,000,000
Prepaid expenses other current assets	518,000,000	391,000,000
Total current assets	1,887,000,000	1,800,000,000
Property, plant and equipment - net	952,000,000	934,000,000
Goodwill	1,382,000,000	1,382,000,000
Other intangible assets	220,000,000	231,000,000
Deferred income taxes	926,000,000	941,000,000
Investment in subsidiaries	8,187,000,000	7,678,000,000
Intercompany loans receivables	7,526,000,000	7,650,000,000
Other assets	408,000,000	460,000,000
Short-term Debt	101,000,000	753,000,000
Current portion of long-term debt	553,000,000	303,000,000
Total assets	21,488,000,000	21,076,000,000
Accounts payable	484,000,000	424,000,000
Intercompany accounts payable	3,301,000,000	2,794,000,000
Accrued compensation	80,000,000	129,000,000
Other current liabilities	566,000,000	523,000,000
Total current liabilities	5,085,000,000	4,926,000,000
Long-term debt	7,735,000,000	8,397,000,000
Pension liabilities	781,000,000	895,000,000
Other postretirement benefits liabilities	451,000,000	454,000,000
Deferred income taxes	0	0
Intercompany loans payable	1,967,000,000	1,401,000,000
Other noncurrent liabilities	527,000,000	440,000,000
Total noncurrent liabilities	11,461,000,000	11,587,000,000
Eaton shareholders' equity	4,942,000,000	4,563,000,000
Noncontrolling interests	0	0
Total equity	4,942,000,000	4,563,000,000
Total liabilities and equity	21,488,000,000	21,076,000,000
Subsidiary Guarantors [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	7,000,000	14,000,000		1,000,000	3,000,000
Short-term investments	17,000,000	38,000,000
Accounts receivable - net	1,086,000,000	413,000,000
Intercompany accounts receivable	2,546,000,000	4,693,000,000
Inventory	610,000,000	563,000,000
Prepaid expenses other current assets	177,000,000	198,000,000
Total current assets	4,443,000,000	5,919,000,000
Property, plant and equipment - net	781,000,000	793,000,000
Goodwill	9,264,000,000	9,381,000,000
Other intangible assets	4,014,000,000	4,104,000,000
Deferred income taxes	48,000,000	94,000,000
Investment in subsidiaries	30,055,000,000	14,428,000,000
Intercompany loans receivables	2,018,000,000	13,262,000,000
Other assets	94,000,000	90,000,000
Short-term Debt	0	0
Current portion of long-term debt	8,000,000	8,000,000
Total assets	50,717,000,000	48,071,000,000
Accounts payable	364,000,000	343,000,000
Intercompany accounts payable	3,356,000,000	4,855,000,000
Accrued compensation	43,000,000	76,000,000
Other current liabilities	382,000,000	424,000,000
Total current liabilities	4,153,000,000	5,706,000,000
Long-term debt	1,316,000,000	1,331,000,000
Pension liabilities	219,000,000	255,000,000
Other postretirement benefits liabilities	187,000,000	189,000,000
Deferred income taxes	1,519,000,000	1,546,000,000
Intercompany loans payable	17,006,000,000	14,857,000,000
Other noncurrent liabilities	95,000,000	86,000,000
Total noncurrent liabilities	20,342,000,000	18,264,000,000
Eaton shareholders' equity	26,222,000,000	24,101,000,000
Noncontrolling interests	0	0
Total equity	26,222,000,000	24,101,000,000
Total liabilities and equity	50,717,000,000	48,071,000,000
Other Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	573,000,000	502,000,000		336,000,000	262,000,000
Short-term investments	351,000,000	464,000,000
Accounts receivable - net	2,671,000,000	2,473,000,000
Intercompany accounts receivable	3,841,000,000	5,643,000,000
Inventory	1,490,000,000	1,474,000,000
Prepaid expenses other current assets	302,000,000	273,000,000
Total current assets	9,228,000,000	10,829,000,000
Property, plant and equipment - net	2,016,000,000	2,096,000,000
Goodwill	3,403,000,000	3,448,000,000
Other intangible assets	2,952,000,000	3,133,000,000
Deferred income taxes	195,000,000	219,000,000
Investment in subsidiaries	8,229,000,000	6,365,000,000
Intercompany loans receivables	18,049,000,000	14,125,000,000
Other assets	373,000,000	1,154,000,000
Short-term Debt	14,000,000	4,000,000
Current portion of long-term debt	14,000,000	3,000,000
Total assets	44,445,000,000	41,369,000,000
Accounts payable	1,197,000,000	1,112,000,000
Intercompany accounts payable	667,000,000	3,088,000,000
Accrued compensation	245,000,000	258,000,000
Other current liabilities	920,000,000	1,114,000,000
Total current liabilities	3,057,000,000	5,579,000,000
Long-term debt	18,000,000	34,000,000
Pension liabilities	805,000,000	854,000,000
Other postretirement benefits liabilities	98,000,000	97,000,000
Deferred income taxes	782,000,000	795,000,000
Intercompany loans payable	960,000,000	13,187,000,000
Other noncurrent liabilities	312,000,000	286,000,000
Total noncurrent liabilities	2,975,000,000	15,253,000,000
Eaton shareholders' equity	38,380,000,000	20,505,000,000
Noncontrolling interests	33,000,000	32,000,000
Total equity	38,413,000,000	20,537,000,000
Total liabilities and equity	44,445,000,000	41,369,000,000
Consolidating Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	0	0		0	0
Short-term investments	0	0
Accounts receivable - net	0	0
Intercompany accounts receivable	(7,324,000,000)	(10,739,000,000)
Inventory	(39,000,000)	(39,000,000)
Prepaid expenses other current assets	11,000,000	9,000,000
Total current assets	(7,352,000,000)	(10,769,000,000)
Property, plant and equipment - net	0	0
Goodwill	0	0
Other intangible assets	0	0
Deferred income taxes	0	0
Investment in subsidiaries	(69,509,000,000)	(49,133,000,000)
Intercompany loans receivables	(27,593,000,000)	(35,037,000,000)
Other assets	0	0
Short-term Debt	0	0
Current portion of long-term debt	0	0
Total assets	(104,454,000,000)	(94,939,000,000)
Accounts payable	0	0
Intercompany accounts payable	(7,324,000,000)	(10,739,000,000)
Accrued compensation	0	0
Other current liabilities	(3,000,000)	(4,000,000)
Total current liabilities	(7,327,000,000)	(10,743,000,000)
Long-term debt	0	0
Pension liabilities	0	0
Other postretirement benefits liabilities	0	0
Deferred income taxes	0	0
Intercompany loans payable	(27,593,000,000)	(35,037,000,000)
Other noncurrent liabilities	0	0
Total noncurrent liabilities	(27,593,000,000)	(35,037,000,000)
Eaton shareholders' equity	(69,544,000,000)	(49,169,000,000)
Noncontrolling interests	10,000,000	10,000,000
Total equity	(69,534,000,000)	(49,159,000,000)
Total liabilities and equity	$ (104,454,000,000)	$ (94,939,000,000)

Condensed Consolidating Financial Information Condensed Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 709	$ 371
Capital expenditures for property, plant and equipment	(251)	(231)
Cash paid for acquisitions of businesses, net of cash acquired	(11)	(365)
Sales (purchases) of short-term investments - net	148	35
Loans to affiliates	0	0
Repayments of loans from affiliates	0	0
Proceeds from sale of business	761	3
Other - net	(41)	(24)
Net cash provided by (used in) investing activities	606	(582)
Proceeds from borrowings	28	600
Payments on borrowings	(977)	(18)
Payments of financing Costs		0
Proceeds from borrowings from affiliates	0	0
Payments on borrowings from affiliates	0	0
Other intercompany financing activities	0	0
Cash dividends paid	(397)	(255)
Cash diviidends paid to affiliates	0	0
Exercise of employee stock options	78	44
Excess tax benefit from equity-based compensation	22	21
Other - net	(4)	(47)
Net cash (used in) provided by financing activities	(1,250)	345
Effect of currency on cash	(14)	6
Total increase (decrease) in cash	51	140
Cash at the beginning of the period	577	385
Cash at the end of the period	628	525
Eaton Corporation plc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	71
Capital expenditures for property, plant and equipment	0
Cash paid for acquisitions of businesses, net of cash acquired	0
Sales (purchases) of short-term investments - net	0
Loans to affiliates	0
Repayments of loans from affiliates	0
Proceeds from sale of business	0
Other - net	0
Net cash provided by (used in) investing activities	0
Proceeds from borrowings	0
Payments on borrowings	0
Proceeds from borrowings from affiliates	0
Payments on borrowings from affiliates	0
Other intercompany financing activities	323
Cash dividends paid	(397)
Cash diviidends paid to affiliates	0
Exercise of employee stock options	0
Excess tax benefit from equity-based compensation	0
Other - net	0
Net cash (used in) provided by financing activities	(74)
Effect of currency on cash	0
Total increase (decrease) in cash	(3)
Cash at the beginning of the period	7
Cash at the end of the period	4
Eaton Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	234	(111)
Capital expenditures for property, plant and equipment	(86)	(135)
Cash paid for acquisitions of businesses, net of cash acquired	0	1
Sales (purchases) of short-term investments - net	25	50
Loans to affiliates	(50)	(173)
Repayments of loans from affiliates	28	136
Proceeds from sale of business	0	2
Other - net	(18)	(26)
Net cash provided by (used in) investing activities	(101)	(145)
Proceeds from borrowings	17	600
Payments on borrowings	(972)	(3)
Payments of financing Costs		0
Proceeds from borrowings from affiliates	1,560	4,342
Payments on borrowings from affiliates	(1,688)	(4,365)
Other intercompany financing activities	840	(10)
Cash dividends paid	0	(255)
Cash diviidends paid to affiliates	0	0
Exercise of employee stock options	78	44
Excess tax benefit from equity-based compensation	22	21
Other - net	0	(50)
Net cash (used in) provided by financing activities	(143)	324
Effect of currency on cash	0	0
Total increase (decrease) in cash	(10)	68
Cash at the beginning of the period	54	120
Cash at the end of the period	44	188
Subsidiary Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	557	24
Capital expenditures for property, plant and equipment	(34)	(18)
Cash paid for acquisitions of businesses, net of cash acquired	0	0
Sales (purchases) of short-term investments - net	21	0
Loans to affiliates	0	0
Repayments of loans from affiliates	88	0
Proceeds from sale of business	0	0
Other - net	(13)	(6)
Net cash provided by (used in) investing activities	62	(24)
Proceeds from borrowings	0	0
Payments on borrowings	(1)	(13)
Payments of financing Costs		0
Proceeds from borrowings from affiliates	352	0
Payments on borrowings from affiliates	(188)	0
Other intercompany financing activities	(789)	11
Cash dividends paid	0	0
Cash diviidends paid to affiliates	0	0
Exercise of employee stock options	0	0
Excess tax benefit from equity-based compensation	0	0
Other - net	0	0
Net cash (used in) provided by financing activities	(626)	(2)
Effect of currency on cash	0	0
Total increase (decrease) in cash	(7)	(2)
Cash at the beginning of the period	14	3
Cash at the end of the period	7	1
Other Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	(151)	458
Capital expenditures for property, plant and equipment	(131)	(78)
Cash paid for acquisitions of businesses, net of cash acquired	(11)	(366)
Sales (purchases) of short-term investments - net	102	(15)
Loans to affiliates	(1,912)	(4,342)
Repayments of loans from affiliates	1,876	4,365
Proceeds from sale of business	761	1
Other - net	(10)	8
Net cash provided by (used in) investing activities	675	(427)
Proceeds from borrowings	11	0
Payments on borrowings	(4)	(2)
Payments of financing Costs		0
Proceeds from borrowings from affiliates	50	173
Payments on borrowings from affiliates	(116)	(136)
Other intercompany financing activities	(374)	(1)
Cash dividends paid	0	0
Cash diviidends paid to affiliates	(2)	0
Exercise of employee stock options	0	0
Excess tax benefit from equity-based compensation	0	0
Other - net	(4)	3
Net cash (used in) provided by financing activities	(439)	37
Effect of currency on cash	(14)	6
Total increase (decrease) in cash	71	74
Cash at the beginning of the period	502	262
Cash at the end of the period	573	336
Consolidating Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	(2)	0
Capital expenditures for property, plant and equipment	0	0
Cash paid for acquisitions of businesses, net of cash acquired	0	0
Sales (purchases) of short-term investments - net	0	0
Loans to affiliates	1,962	4,515
Repayments of loans from affiliates	(1,992)	(4,501)
Proceeds from sale of business	0	0
Other - net	0	0
Net cash provided by (used in) investing activities	(30)	14
Proceeds from borrowings	0	0
Payments on borrowings	0	0
Payments of financing Costs		0
Proceeds from borrowings from affiliates	(1,962)	(4,515)
Payments on borrowings from affiliates	1,992	4,501
Other intercompany financing activities	0	0
Cash dividends paid	0	0
Cash diviidends paid to affiliates	2	0
Exercise of employee stock options	0	0
Excess tax benefit from equity-based compensation	0	0
Other - net	0	0
Net cash (used in) provided by financing activities	32	(14)
Effect of currency on cash	0	0
Total increase (decrease) in cash	0	0
Cash at the beginning of the period	0	0
Cash at the end of the period	$ 0	$ 0